[VERSION B]

                                 CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT

                   ISSUED BY: PHOENIX LIFE AND ANNUITY COMPANY

  PROSPECTUS                                                      AUGUST 9, 2002

    This prospectus describes an individual flexible premium variable universal life insurance policy. The policy provides lifetime insurance protection for as long as it remains in force. You may allocate premiums and policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix Life and Annuity Variable Universal Life Account (the "Account"). The subaccounts purchase, at net asset value, shares of the following funds:

THE PHOENIX EDGE SERIES FUND
----------------------------
   [diamond] Phoenix-Aberdeen International Series
   [diamond] Phoenix-Aberdeen New Asia Series
   [diamond] Phoenix-AIM Mid-Cap Equity Series
   [diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Deutsche Dow 30 Series
   [diamond] Phoenix-Deutsche Nasdaq-100 Index(R) Series
   [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
   [diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Goodwin Money Market Series
   [diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Hollister Value Equity Series
   [diamond] Phoenix-J.P. Morgan Research Enhanced Index Series [diamond] Phoenix-Janus Flexible Income Series
   [diamond] Phoenix-Janus Growth Series
   [diamond] Phoenix-Kayne Large-Cap Core Series
   [diamond] Phoenix-Kayne Small-Cap Quality Value Series [diamond] Phoenix-Lazard International Equity Select Series [diamond] Phoenix-Lazard Small-Cap Value Series
   [diamond] Phoenix-Lazard U.S. Multi-Cap Series
   [diamond] Phoenix-Lord Abbett Bond-Debenture Series
   [diamond] Phoenix-Lord Abbett Large-Cap Value Series
   [diamond] Phoenix-Lord Abbett Mid-Cap Value Series
   [diamond] Phoenix-MFS Investors Growth Stock Series
   [diamond] Phoenix-MFS Investors Trust Series
   [diamond] Phoenix-MFS Value Series
   [diamond] Phoenix-Oakhurst Growth and Income Series
   [diamond] Phoenix-Oakhurst Strategic Allocation Series [diamond] Phoenix-Sanford Bernstein Global Value Series [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series [diamond] Phoenix-Sanford Bernstein Small-Cap Value Series [diamond] Phoenix-Seneca Mid-Cap Growth Series
   [diamond] Phoenix-Seneca Strategic Theme Series
   [diamond] Phoenix-State Street Research Small-Cap Growth Series [diamond] Phoenix-Van Kampen Focus Equity Series

AIM VARIABLE INSURANCE FUNDS
----------------------------
   [diamond] AIM V.I. Capital Appreciation Fund
   [diamond] AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND
-----------------------
   [diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
   [diamond] Federated Fund for U.S. Government Securities II
   [diamond] Federated High Income Bond Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
---------------------------------------
   [diamond] VIP Contrafund(R) Portfolio
   [diamond] VIP Growth Opportunities Portfolio
   [diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   [diamond] Mutual Shares Securities Fund
   [diamond] Templeton Foreign Securities Fund
   [diamond] Templeton Growth Securities Fund

SCUDDER VIT FUNDS
-----------------
   [diamond] Scudder VIT EAFE(R) Equity Index Fund
   [diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------
   [diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
   [diamond] Wanger Foreign Forty
   [diamond] Wanger International Small Cap
   [diamond] Wanger Twenty
   [diamond] Wanger U.S. Smaller Companies




FOR SERVICE, PLEASE CONTACT US AT:            [envelope]  ANDESA TPA, INC.
                                                          1605 N Cedar Crest Blvd, Suite
                                                          Allentown, PA 18104
                                              [telephone] TEL. 610/439-5256

    It may not be in your best interest to purchase a policy to replace an existing life insurance policy or annuity contract. You must understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any income taxes.

    The policy is not a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured or endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

    The Securities and Exchange Commission ("SEC") has not approved nor disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    Read and keep this prospectus for future reference.

                                TABLE OF CONTENTS

Heading                                                   Page
--------------------------------------------------------------------------------

PART I--GENERAL POLICY PROVISIONS........................  5
    SUMMARY .............................................  5
        Availability.....................................  5
        Underwriting.....................................  5
        Charges Under the Policy.........................  5
        Deductions from Premiums.........................  7
            Sales Charge.................................  7
            State Premium Tax Charge.....................  7
            Deferred Acquisition Cost ("DAC") Tax
             Charge......................................  7
        Policy Value Charges.............................  7
            Administrative Charge........................  7
            Cost of Insurance............................  7
            Mortality and Expense Risk Charge............  7
            Rider Charge.................................  7
            Charges for Federal Income Taxes.............  7
            Fund Charges.................................  7
        Other Charges.................................... 10
            Partial Surrender Fee........................ 10
            Loan Interest Rate Expense Charge............ 10
        Reduction in Charges............................. 10
    PHOENIX LIFE AND ANNUITY COMPANY AND THE
     ACCOUNT............................................. 10
        PLAC............................................. 10
        The Account...................................... 10
    PERFORMANCE HISTORY.................................. 10
    INVESTMENTS OF THE ACCOUNT........................... 11
        Participating Investment Funds................... 11
        Investment Advisors.............................. 13
        Services of the Advisors......................... 14
        Reinvestment and Redemption...................... 14
        Substitution of Investments...................... 14
        The Guaranteed Interest Account.................. 14
    PREMIUMS............................................. 15
        Minimum Premiums................................. 15
        Allocation of Issue Premium...................... 15
        Free Look Period................................. 15
        Account Value.................................... 15
            Transfer of Policy Value..................... 15
            Systematic Transfers for Dollar Cost
             Averaging................................... 16
        Automatic Asset Rebalancing...................... 16
        Determination of Subaccount Values............... 16
        Death Benefit Under the Policy................... 17
            Minimum Face Amount.......................... 17
            Death Benefit Options........................ 17
        Changes in Face Amount of Insurance.............. 17
            Requests for Increase in Face Amount......... 17
        Decreases in Face Amount and Partial
         Surrender: Effect on Death Benefit.............. 17
            Requests for Decrease in Face Amount......... 17
        Surrenders....................................... 18
            General...................................... 18
            Full Surrenders.............................. 18
            Partial Surrenders........................... 18
        Policy Loans..................................... 18
            Source of Loan............................... 18
            Interest..................................... 18
            Interest Credited on Loaned Value............ 19
            Repayment.................................... 19
            Effect of Loan............................... 19
        Lapse............................................ 19
        Additional Insurance Option...................... 19
        Additional Rider Benefits........................ 19
PART II--ADDITIONAL POLICY PROVISIONS.................... 21
        Postponement of Payments......................... 21
        Payment by Check................................. 21
        The Contract..................................... 21
        Suicide.......................................... 21
        Incontestability................................. 21
        Change of Owner or Beneficiary................... 21
        Assignment....................................... 21
        Misstatement of Age or Sex....................... 21
        Surplus.......................................... 21
    PAYMENT OF PROCEEDS.................................. 21
        Surrender and Death Benefit Proceeds............. 21
        Payment Options.................................. 22
            Option 1--Lump Sum........................... 22
            Option 2--Left to Earn Interest.............. 22
            Option 3--Payment for a Specific Period...... 22
            Option 4--Life Annuity with Specified
             Period Certain.............................. 22
            Option 5--Life Annuity....................... 22
            Option 6--Payments of a Specified
             Amount...................................... 22
            Option 7--Joint Survivorship Annuity with
             10-Year Period Certain...................... 22
PART III--OTHER IMPORTANT INFORMATION.................... 23
    FEDERAL INCOME TAX CONSIDERATIONS.................... 23
        Introduction..................................... 23
        PLAC's Income Tax Status......................... 23
        Policy Benefits.................................. 23
            Death Benefit Proceeds....................... 23
            Full Surrender............................... 23
            Partial Surrender............................ 23
            Loans........................................ 23
        Business-Owned Policies.......................... 24
        Modified Endowment Contracts..................... 24
            Reduction in Benefits During the First 7
             Years....................................... 24
            Distributions Affected....................... 24
            Penalty Tax.................................. 24
            Material Change Rules........................ 24
            Serial Purchase of Modified Endowment
             Contracts................................... 25
        Limitations on Unreasonable Mortality and
         Expense Charges................................. 25
        Diversification Standards........................ 25

        Change of Ownership or Insured or
         Assignment...................................... 25
        Other Taxes...................................... 25
    VOTING RIGHTS ....................................... 26
    THE DIRECTORS AND EXECUTIVE OFFICERS
     OF PLAC............................................. 26
    SAFEKEEPING OF THE ACCOUNT'S ASSETS ................. 27
    SALES OF POLICIES ................................... 27
    STATE REGULATION .................................... 27
    REPORTS ............................................. 27
    LEGAL PROCEEDINGS ................................... 27
    LEGAL MATTERS ....................................... 27
    REGISTRATION STATEMENT .............................. 27
    FINANCIAL STATEMENTS ................................ 27
    PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL
      LIFE ACCOUNT FINANCIAL STATEMENTS,
      DECEMBER 31, 2001................................ SA-1
    PHOENIX LIFE AND ANNUITY COMPANY
      FINANCIAL STATEMENTS,
      DECEMBER 31, 2001................................. F-1
    PHOENIX LIFE AND ANNUITY COMPANY
      UNAUDITED FINANCIAL STATEMENTS
      MARCH 31, 2002................................... F-18
    APPENDIX A--PERFORMANCE HISTORY..................... A-1
    APPENDIX B--GLOSSARY OF SPECIAL TERMS............... B-1



THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO BROKER-DEALER, SALESPERSON OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                        PART I--GENERAL POLICY PROVISIONS
--------------------------------------------------------------------------------

SUMMARY
--------------------------------------------------------------------------------
    This is a summary that describes the general provisions of the policy.

    Certain provisions of the policy described in this prospectus may differ in a particular state because of specific state requirements.

    Throughout the prospectus, Phoenix Life and Annuity Company is referred to as PLAC, we, us or our and the policyholder is referred to as you or your.

    We define the following terms in the Glossary of Special Terms--Appendix B:

    ACCOUNT                       PLANNED ANNUAL PREMIUM
    ATTAINED AGE                  POLICY ANNIVERSARY
    BENEFICIARY                   POLICY DATE
    DEBT                          POLICY VALUE
    GENERAL ACCOUNT               POLICY YEAR
    ISSUE PREMIUM                 SERIES
    MONTHLY CALCULATION DAY       SUBACCOUNTS
    NET ASSET VALUE               TARGET PREMIUM
    PAYMENT DATE                  VALUATION DATE
                                  VALUATION PERIOD

    If there is ever a difference between the provisions within this prospectus and the provisions of the policy, the policy provisions will control.

AVAILABILITY
    The policy is available on a "case" basis. We may consider one person as a case. Policies within a case are aggregated for purposes of determining policy dates, loan rates and underwriting requirements. If an individual owns the policy as part of a case, he or she may exercise all rights under the policy through his or her employer or sponsoring organization. After termination of employment or other such relationship, the individual may exercise such rights directly with us.

    For fully underwritten policies, the insured at the time of issue generally must be between ages 18 and 85 as of his or her birthday nearest the policy anniversary.

    For policies that are underwritten using simplified or guaranteed issue programs, generally the maximum age of the insured at the time of issue is 70 for simplified and 64 for guaranteed issue.

    The minimum face amount of insurance per policy issued is $50,000.

    You may purchase a policy to insure the life of another person provided that you have an insurable interest in that life and the prospective insured consents.

UNDERWRITING
    Currently, we offer 3 types of underwriting:

[diamond] fully underwritten;

[diamond] simplified issue underwriting; and

[diamond] guaranteed issue underwriting.

    Your cost of insurance charges will vary based on the type of underwriting we use.

CHARGES UNDER THE POLICY
    We deduct certain charges from your policy to compensate us for:

    1.  our expenses in selling the policy;

    2.  underwriting and issuing the policy;

    3.  premium and federal taxes incurred on premiums received;

    4.  providing insurance benefits under your policy; and

    5.  assuming certain risks in connection with the policy.

    These charges are summarized in the following chart.

                            CHARGES UNDER THE POLICY

                 CHARGES                          CURRENT RATE                            GUARANTEED RATE
------------------------------------------------- --------------------------------------- ---------------------------------------
                        SALES CHARGE              Policy years 1 - 7: 7.0% of premiums    Policy years 1 - 7: 9.0% of premiums.
                                                  up to the  target premium and 0% on     Policy year 8+: 3.0% of all premiums.
                                                  amounts in excess of the target
                                                  premium.
DEDUCTIONS FROM                                   Policy year 8+: 0% of all premiums.
PREMIUMS               ------------------------- --------------------------------------- ---------------------------------------
                        STATE PREMIUM             0.75% to 4.0% of each premium            This charge will always equal the
                        TAX                       depending on your state's                applicable state rate.
                                                  applicable rate.
                       ------------------------- --------------------------------------- ---------------------------------------
                        DEFERRED ACQUISITION      1.5% of each premium.                    1.5% of each premium
                        COST TAX CHARGE
                        (DAC TAX)
---------------------------------------------------------------------------------------------------------------------------------
                        ADMINISTRATIVE CHARGE     $5 per month ($60 annually)              $10 per month ($120 annually)

                        COST OF INSURANCE CHARGE  A per thousand rate multiplied by        The maximum monthly cost of insurance
                                                  the at risk each month. This charge      charge for each $1,000 of insurance is
                                                  varies by the Insured's issue            shown on your policy's schedule pages.
POLICY VALUE                                      age, policy duration, gender and
CHARGES                                           underwriting class.
                       ------------------------- --------------------------------------- ---------------------------------------
                        MORTALITY AND EXPENSE     0.50% annually in policy years 1-10      0.90% annually in all policy years
                        RISK CHARGE*              0.25% annually in policy years 11+
                       ------------------------- --------------------------------------- ---------------------------------------
                        FUND CHARGES              See Fund Charge Table                    See Fund Charge Table
---------------------------------------------------------------------------------------------------------------------------------
                        PARTIAL SURRENDER FEE     None                                     2.0% of the amount withdrawn, but not
                                                                                           greater than $25.
                       ------------------------- --------------------------------------- ---------------------------------------
                        TRANSFERS BETWEEN         None                                     $10 per transfer after the first
                        SUBACCOUNTS                                                        2 transfers in any given policy year.
                       ------------------------- --------------------------------------- ---------------------------------------
OTHER CHARGES           LOAN INTEREST RATE        The rates in effect before the           The guaranteed rates before the
                        CHARGED                   insured reaches age 65 are:              insured reaches 65:
                                                      Policy year 1 - 10:      2.75%           Policy year 1 - 10:      4.75%
                                                      Policy year 11 - 15:     2.50%           Policy year 11 - 15:     4.50%
                                                      Policy year 16+:         2.25%           Policy year 16+:         4.25%
                                                  The rate in effect after the policy      The guaranteed rate after the policy
                                                  anniversary nearest the insured's        anniversary nearest the insured's
                                                  65(th) birthday is:                        65(th) birthday is:
                                                      All policy years:        2.25%           All policy years:        4.25%
----------------------- ------------------------- --------------------------------------- ---------------------------------------

*We do not deduct this charge from policy value allocated to the Guaranteed Interest Account.

DEDUCTIONS FROM PREMIUMS
    Before we allocate your premium to the subaccounts or the Guaranteed Interest Account, we deduct a sales charge, a state premium tax and a federal tax to cover the estimated cost to us for deferred acquisition costs.

SALES CHARGE
    We deduct a sales charge from your premium for the costs we incur in the sales and distribution of the policies.

STATE PREMIUM TAX CHARGE
    States assess premium taxes at various rates. We deduct the applicable state rate from each premium to cover the cost of the premium taxes assessed against us by the state.

    We may increase or decrease this charge if there is a change in the tax or change of residence.

DEFERRED ACQUISITION COST ("DAC") TAX CHARGE
    This tax is associated with our federal income tax liability under Internal Revenue Code Section 848.

POLICY VALUE CHARGES
    On each monthly calculation day, we deduct the following charges from your policy value:

    1.  administrative charge

    2.  cost of insurance charge

    3.  mortality and expense risk fee

    4.  a charge for the cost of riders if applicable

    The amount deducted is allocated among the subaccounts and the unloaned portion of the Guaranteed Interest Account based on an allocation schedule specified by you. You initially select this schedule in your application.

1.  ADMINISTRATIVE CHARGE
    We assess a monthly charge for the expenses we incur in administering the policy. This charge reimburses us for the cost of daily administration of services such as billing and collections, monthly processing, updating daily values and communicating with policyholders.

2.  COST OF INSURANCE
    We deduct a charge to cover the cost of insurance coverage on each monthly calculation day. This charge is based on:

[diamond] insured's gender;

[diamond] insured's age at issue;

[diamond] policy year in which we make the deduction;

[diamond] insured's tobacco use classification;

[diamond] rating class of the policy; and

[diamond] underwriting classification of the case.

    To determine the monthly cost of insurance, we multiply the appropriate cost of insurance rate by the difference between your policy's death benefit and the policy value. Any change in the cost of insurance rates will apply to all persons of the same sex, insurance age and risk class whose policies have been in force for the same length of time.

3.  MORTALITY AND EXPENSE RISK CHARGE
    We charge the subaccounts for the mortality and expense risks we assume. This charge is deducted from the value of each subaccount's assets attributable to the policies.

    The mortality risk we assume is that the group of lives we insure under our policies may, on average, live for a shorter period of time than we estimated.

    The expense risk we assume is that our cost of issuing and administering the policies may be more than we estimated.

    If all the money we collect from this charge is not required to cover the cost of death benefits and other expenses, it will be a gain to us. If the money we collect is not enough to cover our costs, we will still provide for death benefits and expenses.

4.  RIDER CHARGE
    We will deduct any applicable monthly rider charges for the additional benefit provided to you by the rider.

CHARGES FOR FEDERAL INCOME TAXES
    We currently do not charge the Account for federal income taxes attributable to it. In the future, we may charge to cover these taxes or any other tax liability of the Account.

FUND CHARGES
    Please refer to the following chart for a listing of fund charges.

ANNUAL FUND EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/01)

------------------------------------------------------------------------------------------------------------------------------------
                                                                             OTHER                         OTHER
                                                                           OPERATING    TOTAL ANNUAL     OPERATING     TOTAL ANNUAL
                                                    INVESTMENT   RULE      EXPENSES     FUND EXPENSES     EXPENSES     FUND EXPENSES
                                                    MANAGEMENT   12b-1      BEFORE         BEFORE          AFTER           AFTER
                      SERIES                            FEE      FEES    REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT   REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International (6)                      0.75%      N/A        0.27%          1.02%          0.27%           1.02%
Phoenix-Aberdeen New Asia (5)                           1.00%      N/A        1.41%          2.41%          0.25%           1.25%
Phoenix-AIM Mid-Cap Equity (3, 8)                       0.85%      N/A        2.28%          3.13%          0.22%           1.07%
Phoenix-Alliance/Bernstein Growth + Value (3, 8)        0.85%      N/A        2.34%          3.19%          0.22%           1.07%
Phoenix-Deutsche Dow 30 (3, 7)                          0.35%      N/A        0.77%          1.12%          0.15%           0.50%
Phoenix-Deutsche Nasdaq-100 Index(R) (3, 7)             0.35%      N/A        2.00%          2.35%          0.15%           0.50%
Phoenix-Duff & Phelps Real Estate Securities (5, 7)     0.75%      N/A        0.41%          1.16%          0.25%           1.00%
Phoenix-Engemann Capital Growth (3, 7)                  0.63%      N/A        0.09%          0.72%          0.09%           0.72%
Phoenix-Engemann Small & Mid-Cap Growth (5, 7)          0.90%      N/A        1.23%          2.13%          0.25%           1.15%
Phoenix-Goodwin Money Market (3, 7)                     0.40%      N/A        0.20%          0.60%          0.15%           0.55%
Phoenix-Goodwin Multi-Sector Fixed Income (3, 7)        0.50%      N/A        0.21%          0.71%          0.15%           0.65%
Phoenix-Hollister Value Equity (3, 7)                   0.70%      N/A        0.30%          1.00%          0.15%           0.85%
Phoenix-J.P. Morgan Research Enhanced Index (2, 7)      0.45%      N/A        0.25%          0.70%          0.10%           0.55%
Phoenix-Janus Flexible Income (3, 7)                    0.80%      N/A        0.71%          1.51%          0.15%           0.95%
Phoenix-Janus Growth (3, 7)                             0.85%      N/A        0.34%          1.19%          0.15%           1.00%
Phoenix-Kayne Large-Cap Core (1, 9)                     0.70%      N/A        0.54%          1.24%          0.15%           0.85%
Phoenix-Kayne Small-Cap Quality Value (1, 9)            0.90%      N/A        1.13%          2.03%          0.15%           1.05%
Phoenix-Lazard International Equity Select (1, 9)       0.90%      N/A        1.54%          2.44%          0.15%           1.05%
Phoenix-Lazard Small-Cap Value (1, 9)                   0.90%      N/A        1.16%          2.06%          0.15%           1.05%
Phoenix-Lazard U.S. Multi-Cap (1, 9)                    0.80%      N/A        0.95%          1.75%          0.15%           0.95%
Phoenix-Lord Abbett Bond-Debenture (1, 9)               0.75%      N/A        1.31%          2.06%          0.15%           0.90%
Phoenix-Lord Abbett Large-Cap Value (1, 9)              0.75%      N/A        0.71%          1.46%          0.15%           0.90%
Phoenix-Lord Abbett Mid-Cap Value (1, 9)                0.85%      N/A        0.99%          1.84%          0.15%           1.00%
Phoenix-MFS Investors Growth Stock (3, 7, 8)            0.75%      N/A        2.99%          3.74%          0.22%           0.97%
Phoenix-MFS Investors Trust (3, 7, 8)                   0.75%      N/A        3.34%          4.09%          0.22%           0.97%
Phoenix-MFS Value (3, 7, 8)                             0.75%      N/A        1.85%          2.60%          0.22%           0.97%
Phoenix-Oakhurst Growth & Income (3, 7)                 0.70%      N/A        0.23%          0.93%          0.15%           0.85%
Phoenix-Oakhurst Strategic Allocation (3, 7)            0.58%      N/A        0.13%          0.71%          0.13%           0.71%
Phoenix-Sanford Bernstein Global Value (3)              0.90%      N/A        1.90%          2.80%          0.15%           1.05%
Phoenix-Sanford Bernstein Mid-Cap Value (3, 7)          1.05%      N/A        0.49%          1.54%          0.15%           1.20%
Phoenix-Sanford Bernstein Small-Cap Value (3, 7)        1.05%      N/A        1.28%          2.33%          0.15%           1.20%
Phoenix-Seneca Mid-Cap Growth (5, 7)                    0.80%      N/A        0.30%          1.10%          0.25%           1.05%
Phoenix-Seneca Strategic Theme (5, 7)                   0.75%      N/A        0.21%          0.96%          0.21%           0.96%
Phoenix-State Street Research Small-Cap Growth (1, 9)   0.85%      N/A        0.70%          1.55%          0.15%           1.00%
Phoenix-Van Kampen Focus Equity (3, 7)                  0.85%      N/A        2.33%          3.18%          0.15%           1.00%
------------------------------------------------------------------------------------------------------------------------------------

(1) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .15% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .20% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .25% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .30% of the series' average net assets.
(5) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .35% of the series' average net assets.
(6) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40% of the series' average net assets.
(7) Total annual fund expenses (after reimbursement) excludes offsets for custodian fees. If the offsets were included, total annual fund expenses would not change significantly.
(8) This series has been in existence for less than 1 year; therefore, the series' operating expenses are for the period ended June 30, 2002.
(9) This series has been in existence for less than 1 year; therefore, the expense number has been annualized and may include start-up expenses. Other expenses are based on estimated amounts for the current fiscal year.

Note: each or all of the expense caps noted above in Footnotes 1 - 6 may be changed or eliminated at any time without notice.

 ANNUAL FUND EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/01)

------------------------------------------------------------------------------------------------------------------------------------
                                                                           OTHER                         OTHER
                                                                         OPERATING     TOTAL ANNUAL    OPERATING     TOTAL ANNUAL
                                                  INVESTMENT   RULE      EXPENSES      FUND EXPENSES    EXPENSES     FUND EXPENSES
                                                  MANAGEMENT  12b-1       BEFORE          BEFORE         AFTER           AFTER
                     SERIES                           FEE     FEES (5) REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%      N/A        0.24%           0.85%          0.24%          0.85%
AIM V.I. Premier Equity Fund                         0.60%      N/A        0.25%           0.85%          0.25%          0.85%

THE ALGER AMERICAN FUND
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%      N/A        0.07%           0.92%          0.07%          0.92%

FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%      N/A        0.14%           0.74%          0.14%          0.74%
Federated High Income Bond Fund II                   0.60%      N/A        0.16%           0.76%          0.16%          0.76%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (6)                      0.58%     0.10%       0.10%           0.78%          0.10%           0.78%
VIP Growth Opportunities Portfolio (6)               0.58%     0.10%       0.11%           0.79%          0.11%           0.79%
VIP Growth Portfolio (6)                             0.58%     0.10%       0.10%           0.78%          0.10%           0.78%

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%     0.25%       0.19%           1.04%          0.19%          1.04%
Templeton Foreign Securities Fund (8)                0.69%     0.25%       0.22%           1.16%          0.22%          1.15%
Templeton Growth Securities Fund (10)                0.80%     0.25%       0.05%           1.10%          0.05%          1.10%

SCUDDER VIT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (9)            0.45%      N/A        0.36%           0.81%          0.20%          0.65%
Scudder VIT Equity 500 Index Fund (9)                0.20%      N/A        0.11%           0.31%          0.10%          0.30%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (7)                             0.80%      N/A        0.51%           1.31%          0.35%          1.15%

WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (2)                             1.00%      N/A        0.45%           1.45%          0.45%          1.45%
Wanger International Small Cap (3)                   1.20%      N/A        0.23%           1.43%          0.23%          1.43%
Wanger Twenty (1)                                    0.95%      N/A        0.38%           1.33%          0.38%          1.33%
Wanger U.S. Smaller Companies (4)                    0.95%      N/A        0.04%           0.99%          0.04%          0.99%
------------------------------------------------------------------------------------------------------------------------------------

(1) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .45% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .60% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed 1.00% of the series' average net assets.
(5) The fund's Rule 12b-1 Plan, if applicable, is described in the fund's prospectus.
(6) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(7) The advisor has voluntarily agreed to reduce the investment management fee if the total operating expenses should exceed 1.15%.
(8) The advisor had agreed make an estimated reduction of 0.01% of its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order of the SEC. For the year ended December 31, 2001, the investment management fee was reduced to 0.68%.
(9) The advisor has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at any time.
(10) The fund administration fee is paid indirectly through the management fee.

OTHER CHARGES

PARTIAL SURRENDER FEE
    We reserve the right to deduct a charge from each withdrawal.

LOAN INTEREST RATE EXPENSE CHARGE
    We deduct a charge from the loan interest rate. This charge reimburses us for expenses we incur in administering your loan. This rate varies by policy year.

REDUCTION IN CHARGES
    The policy is available for purchase by individuals, corporations and other groups. For group or sponsored arrangements (including our employees and their family members) and for special exchange programs that we may make available, we reserve the right to reduce or eliminate the sales load, mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges or other charges normally assessed on certain multiple life cases where it is expected that the size or nature of such cases will result in savings of sales, underwriting, administrative or other costs.

    Eligibility for the amount of these reductions will be determined by a number of factors including:

[diamond] the number of insureds,

[diamond] the total premium expected to be paid,

[diamond] the total assets under management for the policyowner,

[diamond] the nature of the relationship among individual insureds,

[diamond] the purpose for which the policies are being purchased, and

[diamond] other circumstances which in our opinion are rationally related to the expected reduction in expenses.

    Any variations in the charge structure will be determined in a uniform manner reflecting differences in costs of services and not unfairly discriminatory to policyholders.


PHOENIX LIFE AND ANNUITY COMPANY AND
THE ACCOUNT
--------------------------------------------------------------------------------
PLAC
    We are Phoenix Life and Annuity Company, a Connecticut stock life insurance company. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Formerly, PLAC was Savers Life Insurance Company of America, chartered in Missouri in 1981. We redomiciled to Connecticut in April 1997.

    We are an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company. As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation.

    Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900.

THE ACCOUNT
    The Account is a separate account of PLAC, established on July 1, 1996 and governed under the laws of Connecticut. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended, and meets the definition of a "separate account" under that Act. This registration does not involve supervision of the management of the Account or PLAC by the SEC.

    The Account is divided into subaccounts, each of which is available for allocation of policy value. Each subaccount will invest solely in shares of a specific series of a mutual fund. In the future, we may establish additional subaccounts which will be made available to existing policyowners to the extent and on a basis decided by us. See "Investments of the Account--Participating Investment Funds."

    PLAC does not guarantee the investment performance of the Account or any of its subaccounts. Contributions to the overall policy value allocated to the Account depend on the chosen fund's investment performance. Thus, you bear the full investment risk for your investments in the Account.

    The Account is part of the general business of PLAC, but the gains or losses of the Account belong solely to the Account. The gains or losses of any other business we may conduct do not affect the Account. Under Connecticut law, the assets of the Account may not be taken to pay liabilities arising out of any other business we may conduct. Nevertheless, obligations arising under the policy are general corporate obligations of PLAC.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. See "Appendix A--Performance History" for more information.

INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------

PARTICIPATING INVESTMENT FUNDS
    The following subaccounts invest in corresponding series of a fund.

THE PHOENIX EDGE SERIES FUND
     PHOENIX-ABERDEEN INTERNATIONAL SERIES: The series seeks a high total return consistent with reasonable risk.

     PHOENIX-ABERDEEN NEW ASIA SERIES: The series seeks long-term capital appreciation.

     PHOENIX-AIM MID CAP EQUITY SERIES: The series seeks long-term growth of capital.

     PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES: The series seeks long-term capital growth.


     PHOENIX-DEUTSCHE DOW 30 SERIES: The series seeks to track the total return of the Dow Jones Industrial Average(SM) (the "DJIA(SM)") before fund expenses.

     PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES: This non-diversified series seeks to track the total return of the Nasdaq-100 Index(R) (the "Index") before fund expenses.

     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The series seeks capital appreciation and income with approximately equal emphasis.

     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES: The series seeks to achieve intermediate and long-term growth of capital appreciation with income as a secondary consideration.

     PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES: The series seeks to achieve its objective of long-term growth of capital.
     PHOENIX-GOODWIN MONEY MARKET SERIES: The series seeks to provide maximum current income consistent with capital preservation and liquidity.

     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: The series seeks long-term total return.

     PHOENIX-HOLLISTER VALUE EQUITY SERIES: The series seeks long-term capital appreciation with current income as a secondary consideration.

     PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES: The series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization within the market sectors found in the S&P 500.

     PHOENIX-JANUS FLEXIBLE INCOME SERIES: The series seeks to obtain maximum total return, consistent with preservation of capital.

     PHOENIX-JANUS GROWTH SERIES: The series seeks long-term growth of capital in a manner consistent with the preservation of capital.

     PHOENIX-KAYNE LARGE-CAP CORE SERIES: The series seeks long-term capital appreciation with dividend income as a secondary consideration.

     PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES: The series seeks long-term capital appreciation with dividend income as a secondary consideration.

     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES: The series seeks long-term capital appreciation.

     PHOENIX-LAZARD SMALL-CAP VALUE SERIES: The series seeks long-term capital appreciation.

     PHOENIX-LAZARD U.S. MULTI-CAP SERIES: The series seeks long-term capital appreciation.

     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES: The series seeks high current income and long-term capital appreciation to produce a high total return.

     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES: The series seeks capital appreciation with income as a secondary consideration.

     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES: The series seeks capital appreciation.

     PHOENIX-MFS INVESTORS GROWTH STOCK SERIES: The series seeks long-term growth of capital and future income rather than current income.

     PHOENIX-MFS INVESTORS TRUST SERIES: The series seeks long-term growth of capital and secondarily to provide reasonable current income.

     PHOENIX-MFS VALUE SERIES: The series seeks capital appreciation and reasonable income.

     PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The series seeks dividend growth, current income and capital appreciation.

     PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES: The series seeks high total return over an extended period of time consistent with prudent investment risk.

     PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES: The series seeks long-term capital growth through investment in equity securities of foreign and U.S. companies.

     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES: The series seeks long-term capital appreciation with current income as a secondary consideration.

     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES: The series seeks long-term capital appreciation by investing primarily in small-capitalization stocks that appear to be undervalued with current income as a secondary consideration.

     PHOENIX-SENECA MID-CAP GROWTH SERIES: The series seeks capital appreciation.

     PHOENIX-SENECA STRATEGIC THEME SERIES: The series seeks long-term capital appreciation.

     PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES: The series seeks long-term capital growth.

     PHOENIX-VAN KAMPEN FOCUS EQUITY SERIES: The series seeks capital appreciation by investing primarily in equity securities.

AIM VARIABLE INSURANCE FUNDS
     AIM V.I. CAPITAL APPRECIATION FUND: The fund seeks growth of capital.

     AIM V.I. PREMIER EQUITY FUND: The fund seeks to achieve long-term growth of capital with income as a secondary consideration.

THE ALGER AMERICAN FUND
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO: The portfolio seeks long-term capital appreciation.

FEDERATED INSURANCE SERIES
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II: The fund seeks current income.

     FEDERATED HIGH INCOME BOND FUND II: The fund seeks high current income.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     VIP CONTRAFUND(R) PORTFOLIO: The portfolio seeks long-term capital appreciation.

     VIP GROWTH OPPORTUNITIES PORTFOLIO: The portfolio seeks to provide capital growth.

     VIP GROWTH PORTFOLIO: The portfolio seeks to achieve long-term capital appreciation.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
     MUTUAL SHARES SECURITIES FUND: The fund seeks capital appreciation with income as a secondary objective.

     TEMPLETON FOREIGN SECURITIES FUND: The fund seeks long-term capital growth.

     TEMPLETON GROWTH SECURITIES FUND: The fund seeks long-term capital growth.

SCUDDER VIT FUNDS
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND: The fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index ("EAFE(R) Index").

     SCUDDER VIT EQUITY 500 INDEX FUND: The fund seeks to replicate as closely as possible, the performance of the Standard & Poor's 500 Composite Stock Price Index.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
     TECHNOLOGY PORTFOLIO: The portfolio seeks long-term capital appreciation.

WANGER ADVISORS TRUST
     WANGER FOREIGN FORTY: The fund seeks long-term capital growth.

     WANGER INTERNATIONAL SMALL CAP: The fund seeks long-term capital growth.

     WANGER TWENTY: The fund seeks long-term capital growth.

     WANGER U.S. SMALLER COMPANIES: The fund seeks long-term capital growth.

    Each series will be subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    Each fund's prospectus contains important additional information, which you should read carefully before investing. Contact Andesa TPA, Inc. at the address and telephone number on page 1 to obtain copies of the fund prospectuses.

    In addition to being sold to the Account, shares of the funds also may be sold to other separate accounts of Phoenix or its affiliates or to the separate accounts of other insurance companies.

    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the fund(s) simultaneously. Although neither we nor the fund(s) trustees currently foresee any such disadvantages either to variable life insurance policyowners or to variable annuity contract owners, the funds' trustees intend to monitor events in order to identify any irreconcilable material conflicts between variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from
(1) changes in state insurance laws, (2) changes in federal income tax laws, (3) an administrative or judicial decision, (4) changes in the investment management of any portfolio of the fund(s), (5) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners, or (6) a Phoenix decision to disregard policy holders' or contract owners' voting instructions. We will, at our own expense, remedy such material conflicts, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.

INVESTMENT ADVISORS

    The following are the investment advisors and subadvisors for the variable investment options:

------------------------------------------------------------------
PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
------------------------------------------------------------------
Phoenix-Aberdeen International Series
Phoenix-Engemann Capital Growth Series
Phoenix-Engemann Small & Mid-Cap Growth Series
Phoenix-Goodwin Money Market Series
------------------------------------------------------------------

------------------------------------------------------------------
PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series
Phoenix-Hollister Value Equity Series
Phoenix-Kayne Large-Cap Core Series
Phoenix-Kayne Small-Cap Quality Value Series
Phoenix-Oakhurst Growth and Income Series
Phoenix-Oakhurst Strategic Allocation Series
Phoenix-Seneca Mid-Cap Growth Series
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------


------------------------------------------------------------------
PIC SUBADVISORS
------------------------------------------------------------------
Aberdeen Fund Managers, Inc.
o    Phoenix-Aberdeen International Series
Roger Engemann & Associates, Inc. ("Engemann")
o    Phoenix-Engemann Capital Growth Series
o    Phoenix-Engemann Small & Mid-Cap Growth Series
Kayne Anderson Rudnick Investment Management, LLC
o    Phoenix-Kayne Large-Cap Core Series
o    Phoenix-Kayne Small-Cap Quality Value Series
Seneca Capital Management, LLC ("Seneca")
o    Phoenix-Seneca Mid-Cap Growth Series
o    Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------


------------------------------------------------------------------
PHOENIX VARIABLE ADVISORS, INC. ("PVA")
------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series
Phoenix-Alliance/Bernstein Growth + Value Series
Phoenix-Deutsche Dow 30 Series
Phoenix-Deutsche Nasdaq-100 Index(R) Series
Phoenix-J.P. Morgan Research Enhanced Index Series
Phoenix-Janus Flexible Income Series
Phoenix-Janus Growth Series
Phoenix-Lazard International Equity Select Series
Phoenix-Lazard Small-Cap Value Series
Phoenix-Lazard U.S. Multi-Cap Series
Phoenix-Lord Abbett Bond-Debenture Series
Phoenix-Lord Abbett Large-Cap Value Series
Phoenix-Lord Abbett Mid-Cap Value Series
Phoenix-MFS Investors Growth Stock Series
Phoenix-MFS Investors Trust Series
Phoenix-MFS Value Series
Phoenix-Sanford Bernstein Global Value Series
Phoenix-Sanford Bernstein Mid-Cap Value Series
Phoenix-Sanford Bernstein Small-Cap Value Series
Phoenix-State Street Research Small-Cap Growth Series
Phoenix-Van Kampen Focus Equity Series
------------------------------------------------------------------


------------------------------------------------------------------
PVA SUBADVISORS
------------------------------------------------------------------
AIM Capital Management, Inc.
o    Phoenix-AIM Mid-Cap Equity Series
Alliance Capital Management, L.P.
o    Phoenix-Alliance/Bernstein Growth + Value Series
o    Phoenix-Sanford Bernstein Global Value Series
o    Phoenix-Sanford Bernstein Mid-Cap Value Series
o    Phoenix-Sanford Bernstein Small-Cap Value Series
Deutsche Asset Management
o    Phoenix-Deutsche Dow 30 Series
o    Phoenix-Deutsche Nasdaq-100 Index(R) Series
J.P. Morgan Investment Management, Inc.
o    Phoenix-J.P. Morgan Research Enhanced Index Series
Janus Capital Management LLC
o    Phoenix-Janus Flexible Income Series
o    Phoenix-Janus Growth Series
Lazard Asset Management
o Phoenix-Lazard International Equity Select Series
o Phoenix-Lazard Small-Cap Value Series
o Phoenix-Lazard U.S. Multi-Cap Series
Lord, Abbett & Co. LLC
o Phoenix-Lord Abbett Bond-Debenture Series
o Phoenix-Lord Abbett Large-Cap Value Series
o Phoenix-Lord Abbett Mid-Cap Value Series
MFS Investment Management
o    Phoenix-MFS Investors Growth Stock Series
o    Phoenix-MFS Investors Trust Series
o    Phoenix-MFS Value Series
Morgan Stanley Investment Management Inc.
o    Phoenix-Van Kampen Focus Equity Series
State Street Research & Management Company
o   Phoenix-State Street Research Small-Cap Growth Series
------------------------------------------------------------------


------------------------------------------------------------------
DUFF & PHELPS INVESTMENT MANAGEMENT CO. ("DPIM")
------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series
------------------------------------------------------------------


------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC  ("PAIA")
------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series
------------------------------------------------------------------


-----------------------------------------------------------------
PAIA SUBADVISORS
-----------------------------------------------------------------
PIC
Aberdeen Fund Managers, Inc.
o   Phoenix-Aberdeen New Asia Series
-----------------------------------------------------------------

    Based on subadvisory agreements with the fund, PIC and PVA as investment advisors delegate certain investment decisions and research functions to subadvisors.

     PIC, DPIM and Engemann are indirect, wholly-owned subsidiaries of Phoenix Investment Partners, Ltd. ("PXP"). Seneca is a partially-owned subsidiary of PXP. PXP is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix and PHL Variable. PAIA is jointly owned and managed by PM Holdings, Inc., a wholly-owned subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc.

    PVA is a wholly-owned subsidiary of PM Holdings, Inc.

------------------------------------------------------------------
OTHER ADVISORS
------------------------------------------------------------------
AIM Advisors, Inc.
o   AIM V.I. Capital Appreciation Fund
o   AIM V.I. Premier Equity Fund
Fred Alger Management, Inc.
o   Alger American Leveraged AllCap Portfolio
Deutsche Asset Management
o   Scudder VIT EAFE(R) Equity Index Fund
o   Scudder VIT Equity 500 Index Fund
Federated Investment Management Company
o   Federated Fund for U.S. Government Securities II
o   Federated High Income Bond Fund II
Fidelity Management and Research Company
o    VIP Contrafund(R) Portfolio
o    VIP Growth Opportunities Portfolio
o    VIP Growth Portfolio
Franklin Mutual Advisers, LLC
o    Mutual Shares Securities Fund
Morgan Stanley Investment Management Inc.
o    Technology Portfolio
Templeton Global Advisors Limited
o    Templeton Growth Securities Fund
Templeton Investment Counsel, Inc.
o    Templeton Foreign Securities Fund
Wanger Asset Management, L.P.
o    Wanger Foreign Forty
o    Wanger International Small Cap
o    Wanger Twenty
o    Wanger U.S. Smaller Companies
------------------------------------------------------------------

SERVICES OF THE ADVISORS
    The advisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the Trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the funds' prospectuses.

REINVESTMENT AND REDEMPTION
    All dividend distributions of each fund are automatically reinvested in shares of the fund at net asset value on the date of distribution. Likewise, all capital gains distributions of the fund, if any, are reinvested at the net asset value on the record date. We redeem fund shares at net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
    We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Account, subject to compliance with the law as currently applicable or as subsequently changed. In the future, we may establish additional subaccounts, each of which will invest in shares of a designated portfolio of a fund with a specified investment objective. If and when marketing needs and investment conditions warrant, and at our discretion, we may establish additional portfolios. These will be made available under existing policies to the extent and on a basis determined by us.

    If shares of any of the portfolios of a fund should no longer be available for investment or, if in the judgment of our management, further investment in shares of any of the portfolios becomes inappropriate due to policy objectives, we may then substitute shares of another mutual fund for shares already purchased, or to be purchased in the future. No substitution of mutual fund shares held by the Account may take place without prior approval of the Securities and Exchange Commission and prior notice to you. In the event of a change, you will be given the option of transferring the policy value of the subaccount in which the substitution is to occur to another subaccount.

THE GUARANTEED INTEREST ACCOUNT
    In addition to the Account, you may allocate premiums or transfer values to the Guaranteed Interest Account ("GIA"). Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    You may make transfers into the GIA at any time. In general, you may make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the GIA as of the date of the transfer. Also, the total value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] Year One:       25% of the total value

[diamond] Year Two:       33% of remaining value

[diamond] Year Three:     50% of remaining value

[diamond] Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the

Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


PREMIUMS
--------------------------------------------------------------------------------
MINIMUM PREMIUMS
    The minimum premium on a case basis is $25,000 annually for the first 5 policy years.

    The issue premium is due on the policy date. The insured must be alive when the issue premium is paid. After that, premiums may be paid at any time while the policy is in force. Each premium payment must be at least $100. Additional payments should be sent to the:

    VUL COLI UNIT
    PO BOX 22012
    ALBANY, NY 12201-2012

    The number of units credited to a subaccount will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

    Regardless of whether you choose the Guideline Premium Test or the Cash Value Accumulation Test (see "Minimum Face Amount"), we reserve the right to refund a premium paid in any year if it will exceed the maximum premium limit. The maximum limit is established by law to qualify the policy as life insurance. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policyowner will receive the excess, with interest at an annual rate of not less than 3%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

ALLOCATION OF ISSUE PREMIUM
    We will allocate the issue premium less applicable charges to the Account and/or to the Guaranteed Interest Account upon receipt of a completed application according to the allocation instructions in the application.

FREE LOOK PERIOD
    You have the right to review the policy. If you are not satisfied with it, you may cancel the policy:

[diamond] by mailing it to us within 10 days after you receive it (or longer in some states);

[diamond] within 10 days after we mail or deliver a written notice telling you about your Free Look Period; or

[diamond] within 45 days after completing the application, whichever occurs latest.

    We treat a returned policy as if we never issued it and will return the sum of the following as of the date we receive the returned policy:

    (1) the then current policy value less any unpaid loans and loan interest; plus

    (2) any monthly deductions, partial surrender fees and other charges made under the policy.

    We retain the right to decline to process an application within 7 days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund the same amount to you as would have been refunded under the policy had it been issued but returned for refund during the Free Look Period.

ACCOUNT VALUE

TRANSFER OF POLICY VALUE
    Transfers among available subaccounts or the Guaranteed Interest Account and changes in premium payment allocations may be requested in writing. Requests for transfers will be executed on the date the request is received at Andesa TPA, Inc.

    Although there currently is no charge for transfers, in the future we may charge a fee of $10 for each transfer after the first 2 transfers in a policy year.

    You may make only one transfer per policy year from the unloaned portion of the Guaranteed Interest Account unless:

    (1) the transfer(s) are made as part of a Dollar Cost Averaging Program, or
    (2) we agree to make an exception to this rule.

    Unless you have elected a Dollar Cost Averaging Program, the amount you may transfer cannot exceed the greater of $1,000 or 25% of the value of the unloaned portion of the Guaranteed Interest Account at the time of the transfer.

    Transfers into the Guaranteed Interest Account and among the subaccounts may be made anytime. We reserve the right to limit the number of subaccounts you may invest in at any one time or over the life of the policy, if we are required to do so by any federal or state law.

    Because excessive exchanges between subaccounts can deteriorate fund performance, we reserve the right to temporarily or even permanently terminate exchange privileges or reject any specific exchange order from anyone whose transactions appear to us to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batched transfer instructions from registered representatives (acting under powers of attorney for multiple policyowners), unless the registered representative's broker-dealer firm and PLAC have entered into a third-party transfer service agreement.

SYSTEMATIC TRANSFERS FOR DOLLAR COST AVERAGING
    You may elect to transfer funds automatically among the Subaccounts or the unloaned portion of the Guaranteed Interest Account on a monthly, quarterly, semiannual or annual basis under the Systematic Transfers for Dollar Cost Averaging Program ("Dollar Cost Averaging Program"). Under the Dollar Cost Averaging Program, the minimum transfer amounts are

[diamond] $25 monthly,

[diamond] $75 quarterly,

[diamond] $150 semiannually, or

[diamond] $300 annually.

    You must have an initial value of $1,000 in the Guaranteed Interest Account or the subaccount from which funds will be transferred ("sending subaccount"). If the value in that subaccount or the Guaranteed Interest Account drops below the amount to be transferred, the entire remaining balance will be transferred and all systematic transfers stop. Funds may be transferred from only one sending subaccount or the Guaranteed Interest Account, but may be allocated to more than one Subaccount ("receiving subaccounts").

    Under the Dollar Cost Averaging Program, policyowners may make more than one transfer per policy year from the Guaranteed Interest Account. These transfers must be in approximately equal amounts and made over a minimum 18-month period.

    Only one Dollar Cost Averaging Program can be active at any time. All transfers under this program will be made on the basis of the Guaranteed Interest Account and subaccount on the first day of the month following our receipt of the transfer request. If the first day of the month falls on a holiday or weekend, then the transfer will be processed on the next business day. There is no cost associated with participating in this program.

AUTOMATIC ASSET REBALANCING
    Automated asset rebalancing permits you to maintain a specified whole number percentage of your account value in any combination of subaccounts and the Guaranteed Interest Account. We must receive a written request in order to begin your automated asset rebalancing program ("asset rebalancing"). Then, we will make transfers at least quarterly to and from the subaccounts and the Guaranteed Interest Account to readjust your account value to your specified percentage. Asset rebalancing allows you to maintain a specific fund allocation. Quarterly rebalancing is based on your policy year. We will rebalance your account value only on a monthly calculation day.

    The effective date of the first asset rebalancing will be the first monthly calculation day after we receive your request at Andesa TPA, Inc. If we receive your request before the end of the Free Look Period, your first rebalancing will occur at the end of the Free Look Period. There is no cost associated with participating in this program.

    You may not participate in both the Dollar Cost Averaging Program and asset rebalancing at the same time.

DETERMINATION OF SUBACCOUNT VALUES
    We establish the unit value of each subaccount on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just-prior valuation date by the net investment factor for that subaccount for the then-current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to 6 decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

    The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

    (A) + (B) - (D) where:
    ---------
       (C)

(A) = The value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.

(B) = The amount of any dividend (or, any capital gain distribution, if applicable) received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period.

(C) = The value of the assets in the subaccount as of the just-prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date.

(D) = The charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.

DEATH BENEFIT UNDER THE POLICY
    The death benefit is the amount we pay to the designated beneficiary(ies) when the insured dies. Upon receiving due proof of death, we pay the beneficiary the death benefit amount determined as of the date the insured dies. The beneficiary may direct us to pay all or part of the benefit in cash or to apply it under one or more of our payment options.

MINIMUM FACE AMOUNT
    To qualify as life insurance under current federal tax laws, the policy has a minimum face amount of insurance. The minimum face amount is determined using 1 of 2 allowable definitions of life insurance:

    (1) the Cash Value Accumulation Test or

    (2) the Guideline Premium Test.

    You chose which test to use on the application prior to the issuance of your policy. You cannot change the way we determine your minimum face amount after your policy is issued.

    The Cash Value Accumulation Test determines the minimum face amount by multiplying the account value, if applicable, by the minimum face amount percentage. The percentages depend upon the Insured's age, gender and underwriting classification.

    Under the Guideline Premium Test, the minimum face amount is also equal to an applicable percentage of the account value, but the percentage varies only by age of insured.

DEATH BENEFIT OPTIONS
    In your application you select a face amount of insurance coverage and the death benefit option. We offer 3 death benefit options:

[diamond] Option 1--The death benefit is the greater of:

          (a) the policy's face amount on the date of death or (b) the minimum face amount in effect on the date of death.

[diamond] Option 2--The death benefit is the greater of:

          (a) the policy's face amount on the date of death plus the policy value on the date of death or

          (b) the minimum face amount in effect on the date of death.

[diamond] Option 3--The death benefit is the greater of:

          (a) the policy's face amount on the date of death plus the sum of all premiums paid, less withdrawals, or

          (b) the policy's face amount on the date of death, or

          (c) the minimum face amount in effect on the date of death.

    If the insured dies while the policy is in force, we will pay the death benefit based on the option in effect on the date of death with the following adjustments:

    o add back in any charges taken against the account value for the period beyond the date of death;
    o deduct any policy debt outstanding on the date of death; and
    o deduct any charges accrued against the account value unpaid as of the date of death.

    You may change from Option 1 to Option 2 or from Option 2 to Option 1. You may not make a change either to or from Option 3.

    Under Options 1 and 3, the death benefit is not affected by your policy's investment experience. Under Option 2, the death benefit amount may increase or decrease with the investment experience.

    We pay interest on the death benefit from the date of death to the date the death benefit is paid or a payment option becomes effective.

CHANGES IN FACE AMOUNT OF INSURANCE

REQUESTS FOR INCREASE IN FACE AMOUNT
    Any time while this policy is in force, you may request an increase in the face amount of insurance provided under the policy. Requests for face amount increases must be made in writing, and we require additional evidence of insurability. The effective date of the increase generally will be the policy anniversary following approval of the increase. The increase may not be less than $25,000. We will deduct any charges associated with the increase (the increases in cost of insurance charges), from the policy value whether or not you pay an additional premium in connection with the increase. Also, a new Free Look Period (see "Free Look Period") will be established for the amount of the increase. For a discussion of possible implications of a material change in the policy resulting from the increase, see "Material Change Rules."

DECREASES IN FACE AMOUNT AND PARTIAL SURRENDER: EFFECT ON DEATH BENEFIT

REQUESTS FOR DECREASE IN FACE AMOUNT
    You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least equal to $10,000 and the face amount remaining after the decrease must be at least $25,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request.

    A partial surrender or a decrease in face amount generally decreases the death benefit. If the change is a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the change is a partial surrender, the death benefit under a policy would be reduced immediately. A decrease in the death benefit may have certain tax consequences. See "Federal Income Tax Considerations."

SURRENDERS

GENERAL
    At any time during the lifetime of the insured and while the policy is in force, you may partially or fully surrender the policy by sending a written request to Andesa TPA, Inc. We may also require you to send the policy to us. The amount available for surrender is the cash surrender value at the end of the valuation period during which the surrender request is received at Andesa TPA, Inc.

    The cash surrender value is:

[diamond] policy value; less

[diamond] any outstanding debt.

    There is no surrender charge.

FULL SURRENDERS
    If the policy is being fully surrendered, the policy itself must be returned to Andesa TPA, Inc., along with the written release and surrender of all claims in a form satisfactory to us. You may elect to have the amount paid in a lump sum or under a payment option (see "Payment of Proceeds--Payment Options").

PARTIAL SURRENDERS
    You may obtain a partial surrender of the policy by requesting payment of the policy's cash surrender value. It is possible to do this at any time during the lifetime of the insured, while the policy is in force, with a written request to Andesa TPA, Inc. We may require the return of the policy before payment is made. A partial surrender will be effective on the date the written request is received or, if required, the date the policy is received by us. Surrender proceeds may be applied under any of the payment options. (See "Payment of Proceeds--Payment Options.")

    We reserve the right to deny partial surrenders of less than $500. In addition, if the share of the policy value in any subaccount or in the Guaranteed Interest Account is reduced as a result of a partial surrender and is less than $500, we reserve the right to require surrender of the entire remaining balance in that subaccount or the Guaranteed Interest Account.

    Upon a partial surrender, the policy value will be reduced by the sum of the partial surrender amount paid. This amount comes from a reduction in the policy's share in the value of each subaccount or the Guaranteed Interest Account based on the allocation requested at the time of the partial surrender. If no allocation request is made, the withdrawals from each subaccount will be made in the same manner as that provided for monthly deductions.

    The cash surrender value will be reduced by the partial surrender amount paid. The face amount of the policy will be reduced by the same amount as the policy value is reduced as described above.

    Upon partial or full surrender, we will generally pay the amount surrendered within 7 days after we receive the written request for the surrender. Under certain circumstances, the surrender payment may be postponed (see "Additional Policy Provisions--Postponement of Payments"). For the federal income tax effects of partial and full surrenders, see "Federal Income Tax Considerations."

POLICY LOANS
    You can take a loan against your policy any time while the policy is in force. The maximum loan is:

[diamond] 90% of your policy value at the time the loan is taken; less

[diamond] any outstanding policy debt before the loan is taken; less

[diamond] interest on the loan being made and on any outstanding policy debt to the next policy anniversary date.

    Your policy must be assigned to us as collateral for the loan.

SOURCE OF LOAN
    We deduct your requested loan amount from the subaccounts and the Guaranteed Interest Account, based on the allocation requested at the time of the loan. We liquidate shares taken from the subaccounts and transfer the resulting dollars to the Guaranteed Interest Account. These dollars become part of the loaned portion of the Guaranteed Interest Account.

INTEREST
    You will pay interest on the loan at the following noted effective annual rates, compounded daily and payable in arrears:

    The loan interest rate in effect following the policy anniversary nearest the insured's 65th birthday is 2.25%. The rates in effect before the insured reaches age 65 are:

[diamond] Policy years 1-10:                2.75%

[diamond] Policy years 11-15:               2.50%

[diamond] Policy years 16 and thereafter:   2.25%

    Interest accrues daily, becoming part of the policy debt. Interest is due and payable on the policy anniversary. If you do not pay the interest when due, we will add it to your loan. We treat any interest which has been capitalized the same as if it were a new loan. We deduct this capitalized interest from the subaccounts and the Guaranteed Interest Account in proportion to the nonloaned account value in each.

INTEREST CREDITED ON LOANED VALUE
    The amount equal to any policy loan is held in the Guaranteed Interest Account. This amount is credited with interest at a rate of 2%.

REPAYMENT
    You may repay all or part of your policy debt at anytime while the policy is in force. If you do not repay the loan, we deduct the loan amount due from the cash surrender value or the death benefit.

    Failure to repay a policy loan or to pay loan interest will not terminate the policy unless the policy value becomes insufficient to maintain the policy in force.

    In the future, PLAC may not allow policy loans of less than $500, unless such loan is used to pay a premium on another PLAC policy.

EFFECT OF LOAN
    Your policy loan reduces the death benefit and cash surrender value under the policy by the amount of the loan. Your repayment of the loan increases the death benefit and cash surrender value by the amount of the repayment.

    As long as a loan is outstanding, a portion of your policy value equal to the loan is held in the Guaranteed Interest Account. The subaccount's investment performance does not affect this amount. Also, you may be subject to tax consequences if you surrender your policy while there is outstanding debt.

LAPSE
    Unlike conventional life insurance policies, the payment of the issue premium, no matter how large, or the payment of additional premiums will not necessarily continue the policy in force to its maturity date.

    If on any monthly calculation day, the policy value is less than the required monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to 3 times the required monthly deduction.

    During the grace period, the policy will continue in force but subaccount transfers, loans, partial or full surrenders will not be permitted. Failure to pay the additional amount within the grace period will result in lapse of the policy, but not before 30 days after we have mailed written notice to you. If a premium payment for the additional amount is received by us during the grace period, any amount of premium over what is required to prevent lapse will be allocated among the subaccounts or to the Guaranteed Interest Account according to the current premium allocation schedule.

    In determining the amount to be applied to the subaccounts and the Guaranteed Interest Account, we will deduct the premium tax and the amount needed to cover any monthly deductions made during the grace period. If the insured dies during the grace period, the death benefit will equal the amount of the death benefit immediately prior to the commencement of the grace period.

ADDITIONAL INSURANCE OPTION
    While the policy is in force and the insured is insurable, the policyowner will have the option to purchase additional insurance on the same insured with the same guaranteed rates as the policy. We will require evidence of insurability and charges will be adjusted for the insured's new attained age and any change in risk classification.

ADDITIONAL RIDER BENEFITS
    You may elect additional benefits under a policy and you may cancel these benefits at anytime. A charge will be deducted monthly from the policy value for each additional rider benefit chosen except where noted below. More details will be included in the form of a rider to the policy if any of these benefits are chosen.

    The following benefits are currently available and additional riders may be available as described in the policy (if approved in your state).

[diamond] FLEXIBLE TERM INSURANCE RIDER. This rider provides annually renewable term insurance coverage to age 100 for the insured under the base policy. The policyowner specifies the amount of term coverage desired. The initial rider coverage amount cannot exceed 10 times the initial base policy. The rider coverage amount is the maximum death benefit payable under the rider.

          The only charge for this coverage is the cost of insurance charge. The cost of insurance for this rider is calculated as the monthly cost of insurance rate for the rider coverage multiplied by the adjustable term death benefit in effect that month. The relative performance of your contract with and without the rider will vary depending on the amount and timing of premium payments, any loans and withdrawals you make, your choice of definition of life insurance test and your investment experience.

          It is important that you consider your goals and options carefully. You should discuss your insurance needs and financial objectives with your registered representative before purchasing any life insurance product. Your registered representative can provide you with additional illustrations showing the effects of different proportions of base policy and rider coverage to help you make your decision.

[diamond] CASH SURRENDER VALUE ENHANCEMENT BENEFIT RIDER. This rider can provide enhanced cash surrender values upon certain early duration surrenders and replaces the refund of sales charge, if applicable. There is no charge for this rider.

[diamond] EXCHANGE OF INSURED RIDER. This rider allows the policyowner to exchange the insured on a given contract. Future charges against the policy will be based on the life of the substitute insured. There is no charge for this rider.

    The incontestability and suicide exclusion periods, as they apply to the substitute insured, run from the date of the exchange. Any assignments will continue to apply.

    The exchange is subject to the following adjustments:

    1. If the policy value of the original policy is insufficient to produce a positive cash surrender value for the new policy, the owner must pay an exchange adjustment in an amount that, when applied as premium, will make the policy value of the new policy greater than zero.

    2. In some cases, the amount of policy value which may be applied to the new policy may result in a death benefit which exceeds the limit for the new policy. In that event, we will apply such excess policy value to reduce any loan against the policy, and the residual amount will be returned to you in cash.

    3. The exchange will also be subject to our receipt of repayment of the amount of any policy debt under the exchange policy in excess of the loan value of the new policy on the date of exchange.

         The Internal Revenue Service has ruled that an exchange of insureds does not qualify for tax deferral under Code Section 1035. Therefore, you must include in current gross income all previously unrecognized gain in the policy upon an exchange of the insured.

                      PART II--ADDITIONAL POLICY PROVISIONS
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS
    Payment of any amount upon complete or partial surrender, policy loan, or benefits payable at death (in excess of the initial face amount) or maturity may be postponed:

[diamond] for up to 6 months from the date of the request, for any transactions dependent upon the value of the Guaranteed Interest Account;

[diamond] whenever the NYSE is closed other than for customary weekend and holiday closings or trading on the NYSE is restricted as determined by the SEC; or

[diamond] whenever an emergency exists per the SEC, as a result of which
          o disposal of securities is not reasonably practicable or
          o it is not reasonably practicable to determine the value of the Account's net assets.

    Transfers may also be postponed under these circumstances.

PAYMENT BY CHECK
    Payments under the policy of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared your bank.

THE CONTRACT
    The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of PLAC can agree to change or waive any provisions of the policy.

SUICIDE
    If the insured commits suicide within 2 years after the policy's date of issue, the policy will stop and become void. We will pay you the policy value adjusted by the addition of any monthly deductions and other fees and charges, minus any debt owed to us under the policy.

INCONTESTABILITY
    We cannot contest this policy or any attached rider after it has been in force during the insured's lifetime for 2 years from the policy date.

CHANGE OF OWNER OR BENEFICIARY
    The beneficiary, as named in the policy application or as subsequently changed, will receive the policy benefits at the insured's death. If the named beneficiary dies before the insured, the contingent beneficiary, if named, becomes the beneficiary. If no beneficiary survives the insured, the death benefit payable under the policy will be paid to your estate.

    As long as the policy is in force, the policyowner and the beneficiary may be changed in writing, satisfactory to us. A change in beneficiary will take effect as of the date the notice is signed, whether or not the insured is living when we receive the notice. We will not, however, be liable for any payment made or action taken before receipt of the notice.

ASSIGNMENT
    The policy may be assigned. We will not be bound by the assignment until a written copy has been received and we will not be liable with respect to any payment made prior to receipt. We assume no responsibility for determining whether an assignment is valid.

MISSTATEMENT OF AGE OR SEX
    If the age or sex of the insured has been misstated, the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the correct age and sex.

SURPLUS
    This policy is nonparticipating and does not pay dividends. Your policy will not share in PLAC's profits or surplus earnings.


PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------
SURRENDER AND DEATH BENEFIT PROCEEDS
    Death benefit proceeds and the proceeds of full or partial surrenders will be processed at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated (e.g., to ensure payment of the proper amount to the proper payee). Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

    You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

    A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

    If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

PAYMENT OPTIONS
    All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options or such other payment options or alternative versions of the options listed as we may choose to make available in the future. The minimum amount of surrender or death benefit proceeds that may be applied under any payment option is $1,000.

OPTION 1--LUMP SUM
    Payment is paid in one lump sum.

OPTION 2--LEFT TO EARN INTEREST
    A payment of interest is paid during the payee's lifetime on the amount payable as a principal sum. Interest rates are guaranteed to be at least 3% per year.

OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
    Equal installments are paid for a specified period of years whether the payee lives or dies. The first payment will be on the date of settlement. The assumed interest rate on the unpaid balance is guaranteed not to be less than 3% per year.

OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Equal installments are paid until the later of:

[diamond] the death of the payee; or

[diamond] the end of the period certain.

    The first payment will be on the date of settlement.

    The period certain must be chosen at the time this option is elected. The periods certain that you may choose from are as follows:

[diamond] 10 years;

[diamond] 20 years; or

[diamond] until the installments paid refund the amount applied under this option.

    If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

    If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

    Any life annuity provided under Option 4 is computed using an interest rate guaranteed to be no less than 3-3/8% per year, but any life annuity providing a period certain of 20 years or more is computed using an interest rate guaranteed to be no less than 3-1/4% per year.

OPTION 5--LIFE ANNUITY
    Equal installments are paid only during the lifetime of the payee. The first payment will be on the date of settlement. Any life annuity as may be provided under Option 5 is computed using an interest rate guaranteed to be no less than 3-1/2% per year.

OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
    Equal installments of a specified amount, out of the principal sum and interest on that sum, are paid until the principal sum remaining is less than the amount of the installment. When that happens, the principal sum remaining with accrued interest will be paid as a final payment. The first payment will be on the date of settlement. The payments will include interest on the remaining principal at a guaranteed rate of at least 3% per year. This interest will be credited at the end of each year. If the amount of interest credited at the end of the year exceeds the income payments made in the last 12 months, that excess will be paid in one sum on the date credited.

OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
    The first payment will be on the date of settlement. Equal installments are paid until the latest of:

[diamond] the end of the 10-year period certain;

[diamond] the death of the insured; or

[diamond] the death of the other named annuitant.

    The other annuitant must have attained age 40, must be named at the time this option is elected and cannot later be changed. Any joint survivorship annuity that may be provided under this option is computed using a guaranteed interest rate to equal at least 3-3/8% per year.

    For additional information concerning the above payment options, see the policy.

                      PART III--OTHER IMPORTANT INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION
    The ultimate effect of federal income taxes on values under the Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. This discussion is general in nature and is not intended as income tax advice. For complete information on federal and state income tax considerations, an income tax advisor should be consulted. No attempt is made to consider any estate and inheritance taxes, or any state, local or other income tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy.

    The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

PLAC'S INCOME TAX STATUS
    We are taxed as a life insurance company under the Internal Revenue Code of 1986, as amended ("Code"). For federal income tax purposes, neither the Account nor the Guaranteed Interest Account is a separate entity from PLAC and their operations form a part of PLAC.

    Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the value of the Account. Investment income of the Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge is made for our federal income taxes which may be attributable to the Account.

    We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
    The policy, whether or not it is a modified endowment contract, should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policyowner should not be considered to be in constructive receipt of the cash value, including investment income. See, however, the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan.

    Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policyowner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
    Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
    If the policy is a modified endowment contract, partial surrenders are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on "Modified Endowment Contracts" below.

    If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policyowner may be taxed on all or a part of the amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered.

    We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts.

LOANS
    We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

    The deductibility by a policyowner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policyowner intending to fund premium payments through borrowing should consult a tax advisor with respect to income tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
    If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS
    Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

     This test compares your policy to a hypothetical life insurance policy of equal face amount which requires 7 equal annual premiums to be "fully paid-up," providing a level death benefit with no further premiums. A policy becomes a modified endowment contract, if, at any time during the first 7 years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST 7 YEARS
    If there is a reduction in death benefits or reduction or elimination of any Additional Rider Benefit previously elected during the first 7 policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first 7 policy years.

DISTRIBUTIONS AFFECTED
    If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within 2 years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for 7 years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
    Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

[diamond] made on or after the taxpayer attains age 59 1/2;

[diamond] attributable to the taxpayer's disability (within the meaning of Code
          Section 72(m)(7)); or

[diamond] part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
    Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit or any increase in or addition of any rider benefit available as an Additional Rider Benefit (described above), with the following two exceptions.

[diamond] First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first 7 policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond] Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:

          o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and
          o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

    A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

    A material change may occur at any time during the life of the policy (within the first 7 years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
    All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policyowner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policyowner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts.

    A tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
    The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

DIVERSIFICATION STANDARDS
    To comply with the Diversification Regulations under Code Section 817(h), each Series of a Fund is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series assets be invested in no more than:

[diamond] 55% in any 1 investment

[diamond] 70% in any 2 investments

[diamond] 80% in any 3 investments

[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account; therefore, each series of a Fund will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

    The general diversification requirements are modified if any of the assets of the Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities. For purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

    In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement would provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Account.

    We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
    Changing the policyowner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange.

    We recommend that any person contemplating such actions seek the advice of an income tax consultant.

OTHER TAXES
    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policyowner or beneficiary.

    We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

VOTING RIGHTS
--------------------------------------------------------------------------------
    We will vote each funds' shares held by the subaccounts at any regular and special meetings of shareholders of the funds. To the extent required by law, such voting will be pursuant to instructions received from you. However, if the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result, we decide that we are permitted to vote the funds' shares at our own discretion, we may elect to do so.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

    Fund shares held in a subaccount for which no timely instructions are received, and Fund shares which are not otherwise attributable to policyowners, will be voted by PLAC in proportion to the voting instructions that are received with respect to all policies participating in that Subaccount. Instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast by PLAC.

    You will receive proxy materials, reports and other materials related to the funds.

    We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of one or more of the portfolios of the funds or to approve or disapprove an investment advisory contract for the funds. In addition, PLAC itself may disregard voting instructions in favor of changes initiated by a policyowner in the investment policies or the investment advisor of the funds if PLAC reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we decide that the change would have an adverse effect on the General Account because the proposed investment policy for a series may result in overly speculative or unsound investments. In the event PLAC does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to policyowners.


THE DIRECTORS AND
EXECUTIVE OFFICERS OF PLAC
--------------------------------------------------------------------------------
    PLAC is managed by its Board of Directors. The following are the Directors and Executive Officers of PLAC:

DIRECTORS                      PRINCIPAL OCCUPATION FOR THE PAST 5 YEARS
---------                      ---------------------------------
Robert W. Fiondella            Chairman and Chief Executive Officer,
                               The Phoenix Companies, Inc.
                               Hartford, Connecticut
                               Various positions with Phoenix
                               Life Insurance Company and its
                               subsidiaries

Michael J. Gilotti             Senior Vice President, Phoenix
                               Life Insurance Company, Hartford,
                               Connecticut
                               Formerly held various positions
                               with Aetna Retirement Services,
                               Hartford, Connecticut

Robert E. Primmer              Senior Vice President, Phoenix
                               Life Insurance Company, Hartford,
                               Connecticut
                               Various positions with Phoenix
                               Life Insurance Company and its
                               subsidiaries

Simon Y. Tan                   Executive Vice President,
                               Phoenix Life Insurance Company
                               Hartford, Connecticut
                               Various positions with Phoenix
                               Life Insurance Company and its
                               subsidiaries

Dona D. Young                  President and Chief Operating Officer,
                               The Phoenix Companies, Inc.
                               Hartford, Connecticut
                               Various positions with Phoenix
                               Life Insurance Company and its
                               subsidiaries


EXECUTIVE OFFICERS, TITLE      PRINCIPAL OCCUPATION FOR THE PAST 5 YEARS
-------------------------      -----------------------------------------
Simon Y. Tan, President        Executive Vice President,
                               Phoenix Life Insurance Company
                               Hartford, Connecticut
                               Various positions with Phoenix
                               Life Insurance Company and its
                               subsidiaries

Michael J. Gilotti, Senior     Senior Vice President, Phoenix
Vice President                 Life Insurance Company, Hartford,
                               Connecticut
                               Formerly held various positions
                               with Aetna Retirement Services,
                               Hartford, Connecticut

Louis J. Lombardi, Senior      Senior Vice President, Phoenix
Vice President                 Life Insurance Company, Hartford,
                               Connecticut
                               Various positions with Phoenix
                               Life Insurance Company and its
                               subsidiaries

EXECUTIVE OFFICERS, TITLE      PRINCIPAL OCCUPATION FOR THE PAST 5 YEARS
-------------------------      -----------------------------------------
Robert E. Primmer, Senior      Senior Vice President, Phoenix
Vice President                 Life Insurance Company, Hartford,
                               Connecticut
                               Various positions with Phoenix
                               Life Insurance Company and its
                               subsidiaries

Christopher M. Wilkos,         Senior Vice President, The
Senior Vice President          Phoenix Companies, Inc.
                               Formerly held various positions
                               with Phoenix Life Insurance
                               Company and its subsidiaries;
                               Formerly Vice President,
                               Portfolio Strategy, Connecticut
                               Mutual Life Insurance Company

SAFEKEEPING OF THE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------
    We hold the assets of the Account separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.


SALES OF POLICIES
--------------------------------------------------------------------------------
    Policies may be purchased from registered representatives of WS Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), a New York corporation incorporated on August 7, 1970, licensed to sell Phoenix insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix. WSG is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of

Securities Dealers, Inc. Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the policies. PEPCO is located at 56 Prospect Street, Hartford, Connecticut. PEPCO is also an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. and is an affiliate of Phoenix.

    Policies may also be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO.

    Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. PLAC will pay a maximum total sales commission of 40% of premiums to PEPCO. Additionally, agents or selling brokers may receive asset-based compensation. The maximum asset-based compensation is 0.90% of the policy value. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.


STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to stock life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business. State regulation of PLAC includes certain limitations on the investments which we may make, including investments for the Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Account.


REPORTS
--------------------------------------------------------------------------------
    All policyowners will be furnished with those reports required by the 1940 Act and related regulations or by any other applicable law or regulation.


LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
    The Account is not engaged in any litigation. PLAC is not involved in any litigation that would have a material adverse effect on our ability to meet our obligations under the policies.

LEGAL MATTERS
--------------------------------------------------------------------------------
    Richard J. Wirth, Counsel and Brian A. Giantonio, Counsel of Phoenix Life and Annuity Company, have passed upon the organization of PLAC, its authority to issue variable life insurance policies and the validity of the policy, and upon legal matters relating to the federal securities and income tax laws for PLAC.


REGISTRATION STATEMENT
--------------------------------------------------------------------------------
    A registration statement has been filed with the SEC, under the Securities Act of 1933 ("1933 Act") with respect to the securities offered. This prospectus is a summary of the contents of the policy and other legal documents and does not contain all the information set forth in the registration statement and its exhibits. We refer you to the registration statement and its exhibits for further information concerning the Account, PLAC and the policy.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
    The financial statements of Phoenix Life and Annuity Variable Universal
Life Account (Phoenix Corporate Edge) as of December 31, 2001, and the results of its operations and its changes in net assets for the periods indicated and the financial statements of Phoenix Life and Annuity Company as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 appear in the pages that follow. The financial statements of Phoenix Life and Annuity Company included herein should be considered only as bearing upon the ability of Phoenix Life and Annuity Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or on the Guaranteed Interest Account that we credit during a guarantee period. In addition, the Unaudited Interim Financial Statements of Phoenix Life and Annuity Company as of March 31, 2002 and the results of its operations and cash flows for the periods indicated also appear in the pages that follow.

--------------------------------------------------------------------------------

                                ANNUAL REPORT
--------------------------------------------------------------------------------

                        PHOENIX
                       CORPORATE
                        EDGE
                        PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT DECEMBER 31, 2001

                             [LOGO] PHOENIX WEALTH MANAGEMENT(R)

                     STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2001

                                                                                PHOENIX-                              PHOENIX-
                                                                                DEUTSCHE                            ENGEMANN SMALL
                                           PHOENIX-           PHOENIX-         NASDAQ-100          PHOENIX-          & MID-CAP
                                         ABERDEEN NEW     DEUTSCHE DOW 30       INDEX(R)        ENGEMANN NIFTY         GROWTH
                                        ASIA SUBACCOUNT     SUBACCOUNT         SUBACCOUNT      FIFTY SUBACCOUNT      SUBACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
  Investments at cost                  $        23,867    $        41,323    $        23,119    $        23,095    $         7,439
                                      =================  =================  =================  =================  =================
  Investments at market                $        23,671    $        42,174    $        21,725    $        15,785    $         7,438
                                      -----------------  -----------------  -----------------  -----------------  -----------------
    Total assets                                23,671             42,174             21,725             15,785              7,438
LIABILITIES
  Accrued expenses to related party
                                                   -                  -                  -                  -                  -
                                      -----------------  -----------------  -----------------  -----------------  -----------------
NET ASSETS                             $        23,671    $        42,174    $        21,725    $        15,785    $         7,438
                                      =================  =================  =================  =================  =================
Accumulation units outstanding
                                                 7,934             14,841              7,686              9,941              3,262
                                      =================  =================  =================  =================  =================
Unit value                             $      2,983410    $      2,841764    $      2,826412    $      1,587816    $      2,280308
                                      =================  =================  =================  =================  =================

                                                             PHOENIX-
                                           PHOENIX-        GOODWIN MULTI-                         PHOENIX-J.P.
                                        GOODWIN MONEY      SECTOR FIXED     PHOENIX-HOLLISTER   MORGAN RESEARCH     PHOENIX-JANUS
                                            MARKET            INCOME          VALUE EQUITY       ENHANCED INDEX      CORE EQUITY
                                          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
  Investments at cost                  $       734,060    $        26,977    $        74,400    $        93,975    $       202,179
                                      =================  =================  =================  =================  =================
  Investments at market                $       734,060    $        26,181    $        67,529    $        82,267    $       191,824
                                      -----------------  -----------------  -----------------  -----------------  -----------------
    Total assets                               734,060             26,181             67,529             82,267            191,824
LIABILITIES
  Accrued expenses to related party                 98                -                  -                  -                   -
                                      -----------------  -----------------  -----------------  -----------------  -----------------
NET ASSETS                             $       733,962    $        26,181    $        67,529    $        82,267    $       191,824
                                      =================  =================  =================  =================  =================
Accumulation units outstanding                 230,383              8,480             25,019             33,871             78,762
                                      =================  =================  =================  =================  =================
Unit value                             $      3,185829    $      3,087195    $      2,699081    $      2,428863    $      2,435473
                                      =================  =================  =================  =================  =================

                                                                                                                      PHOENIX-
                                                                                 PHOENIX-         OAKHURST         PHOENIX-SANFORD
                                        PHOENIX-JANUS      PHOENIX-JANUS     OAKHURST GROWTH      STRATEGIC         BERNSTEIN MID-
                                       FLEXIBLE INCOME        GROWTH           AND INCOME         ALLOCATION          CAP VALUE
                                         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
  Investments at cost                  $       211,826    $       269,228    $        18,545    $        22,090    $        77,885
                                      =================  =================  =================  =================  =================
  Investments at market                $       209,584    $       231,025    $        19,553    $        22,508    $        82,907
                                      -----------------  -----------------  -----------------  -----------------  -----------------
    Total assets                               209,584            231,025             19,553             22,508             82,907
LIABILITIES
  Accrued expenses to related party                -                  -                  -                  -                  -
                                      -----------------  -----------------  -----------------  -----------------  -----------------
NET ASSETS                             $       209,584    $       231,025    $        19,553    $        22,508    $        82,907
                                      =================  =================  =================  =================  =================
Accumulation units outstanding                  63,133            124,679              6,811              7,352             24,511
                                      =================  =================  =================  =================  =================
Unit value                             $      3,319708    $      1,852957    $      2,870703    $      3,061386    $      3,382503
                                      =================  =================  =================  =================  =================

                                       PHOENIX-SANFORD                                                             ALGER AMERICAN
                                       BERNSTEIN SMALL-    PHOENIX-SENECA    PHOENIX-SENECA                       LEVERAGED ALLCAP
                                          CAP VALUE        MID-CAP GROWTH    STRATEGIC THEME    AIM V.I. VALUE       PORTFOLIO
                                          SUBACCOUNT         SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
  Investments at cost                  $        75,545    $        52,909    $       233,403    $        19,616    $        63,480
                                      =================  =================  =================  =================  =================
  Investments at market                $        76,307    $        38,660    $       192,878    $        19,670    $        54,693
                                      -----------------  -----------------  -----------------  -----------------  -----------------
    Total assets                                76,307             38,660            192,878             19,670             54,693
LIABILITIES
  Accrued expenses to related party                -                  -                    1                -                  -
                                      -----------------  -----------------  -----------------  -----------------  -----------------
NET ASSETS                             $        76,307    $        38,660    $       192,877    $        19,670    $        54,693
                                      =================  =================  =================  =================  =================
Accumulation units outstanding                  23,888             19,828            121,521              6,939             27,324
                                      =================  =================  =================  =================  =================
Unit value                             $      3,194411    $      1,949699    $      1,587197    $      2,834897    $      2,001625
                                      =================  =================  =================  =================  =================

                                                          FEDERATED FUND
                                         DEUTSCHE VIT       FOR U.S.         FEDERATED HIGH
                                        EAFE(R) EQUITY     GOVERNMENT         INCOME BOND         VIP GROWTH        MUTUAL SHARES
                                            INDEX         SECURITIES II         FUND II           PORTFOLIO          SECURITIES
                                          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
  Investments at cost                  $        70,783    $        23,025    $        14,929    $        11,486    $         9,063
                                      =================  =================  =================  =================  =================
  Investments at market                $        60,700    $        23,430    $        14,944    $        10,855    $         9,632
                                      -----------------  -----------------  -----------------  -----------------  -----------------
    Total assets                                60,700             23,430             14,944             10,855              9,632
LIABILITIES
  Accrued expenses to related party                -                  -                  -                  -                  -
                                      -----------------  -----------------  -----------------  -----------------  -----------------
NET ASSETS                             $        60,700    $        23,430    $        14,944    $        10,855    $         9,632
                                      =================  =================  =================  =================  =================
Accumulation units outstanding                  28,016              7,304              5,007              4,355              3,268
                                      =================  =================  =================  =================  =================
Unit value                             $      2,166654    $      3,208035    $      2,984536    $      2,492327    $      2,947478
                                      =================  =================  =================  =================  =================

                       See Notes to Financial Statements

                             STATEMENTS OF ASSETS AND LIABILITIES
                                      DECEMBER 31, 2001
                                        (CONTINUED)

                                          TEMPLETON                                                WANGER
                                        INTERNATIONAL       TECHNOLOGY                          INTERNATIONAL       WANGER U.S.
                                          SECURITIES        PORTFOLIO        WANGER FOREIGN       SMALL CAP          SMALL CAP
                                          SUBACCOUNT        SUBACCOUNT      FORTY SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
  Investments at cost                  $           818    $        46,493    $        24,201    $        28,262    $        11,729
                                      =================  =================  =================  =================  =================
  Investments at market                $           678    $        25,263    $        17,571    $        18,175    $        12,625
                                      -----------------  -----------------  -----------------  -----------------  -----------------
    Total assets                                   678             25,263             17,571             18,175             12,625
LIABILITIES
  Accrued expenses to related party                -                  -                  -                  -                  -
                                      -----------------  -----------------  -----------------  -----------------  -----------------
NET ASSETs                             $           678    $        25,263    $        17,571    $        18,175    $        12,625
                                      =================  =================  =================  =================  =================
Accumulation units outstanding                     266             24,619              8,766              9,429              4,138
                                      =================  =================  =================  =================  =================
Unit value                             $      2,551123    $      1,026156    $      2,004589    $      1,927492    $      3,050725
                                      =================  =================  =================  =================  =================

                       See Notes to Financial Statements

                             STATEMENTS OF OPERATIONS
                       FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                                  PHOENIX-                             PHOENIX-
                                                                                 DEUTSCHE                          ENGEMANN SMALL
                                               PHOENIX-          PHOENIX         NASDAQ-100         PHOENIX-          & MID-CAP
                                             ABERDEEN NEW    DEUTSCHE DOW 30      INDEX(R)       ENGEMANN NIFTY         GROWTH
                                           ASIA SUBACCOUNT     SUBACCOUNT(4)    SUBACCOUNT(2)   FIFTY SUBACCOUNT    SUBACCOUNT(1)
                                          ----------------  ----------------  ---------------   ----------------  ----------------
Investment income
  Distributions                            $          514    $          366    $         -       $          -      $            1
Expenses
  Mortality, expense risk and
   administrative charges                             -                 -                -                  -                 -
                                          ----------------  ----------------  ---------------   ----------------  ----------------
Net investment income (loss)                          514               366              -                  -                   1
                                          ----------------  ----------------  ---------------   ----------------  ----------------
Net realized gain (loss) from
 share transactions                                   (10)              -              3,650                (12)              -
Net realized gain distribution
 from Fund                                            -                  87              -                  -                 -
Net unrealized appreciation
 (depreciation) on investment                        (216)              851           (1,394)            (6,110)               (1)
                                          ----------------  ----------------  ---------------   ----------------  ----------------
Net gain (loss) on investment                        (226)              938            2,256             (6,122)               (1)
Net increase (decrease) in
 net assets resulting from operations      $          288    $        1,304    $       2,256     $       (6,122)   $          -
                                          ================  ================  ===============   ================  ================

                                               PHOENIX-                            PHOENIX-
                                            FEDERATED U.S.       PHOENIX-       GOODWIN MULTI-                       PHOENIX-J.P.
                                             GOVERNMENT       GOODWIN MONEY     SECTOR FIXED    PHOENIX-HOLLISTER  MORGAN RESEARCH
                                                BOND             MARKET            INCOME         VALUE EQUITY      ENHANCED INDEX
                                            SUBACCOUNT(3)      SUBACCOUNT       SUBACCOUNT(4)      SUBACCOUNT         SUBACCOUNT
                                          ----------------  ----------------  ---------------   ----------------  ----------------
Investment income
  Distributions                            $          -      $       13,990    $       1,038     $          458    $          555
Expenses
  Mortality, expense risk and
   administrative charges                             -                  98              -                  -                 -
                                          ----------------  ----------------  ---------------   ----------------  ----------------
Net investment income (loss)                          -              13,892            1,038                458               555
                                          ----------------  ----------------  ---------------   ----------------  ----------------
Net realized gain (loss) from
 share transactions                                     5               -                -                   (4)              (16)
Net realized gain distribution
 from Fund                                            -                 -                -                  251               467
Net unrealized appreciation
 (depreciation) on investment                         -                 -               (796)            (7,965)          (10,149)
                                          ----------------  ----------------  ---------------   ----------------  ----------------
Net gain (loss) on investment                           5               -               (796)            (7,718)           (9,698)
Net increase (decrease) in net
 assets resulting from operations          $            5    $       13,892    $         242     $       (7,260)   $       (9,143)
                                          ================  ================  ===============   ================  ================

                                                                                                                       PHOENIX-
                                                                                                    PHOENIX-          OAKHURST
                                           PHOENIX-JANUS       PHOENIX-JANUS    PHOENIX-JANUS    OAKHURST GROWTH      STRATEGIC
                                            CORE EQUITY       FLEXIBLE INCOME      GROWTH          AND INCOME         ALLOCATION
                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT       SUBACCOUNT(4)      SUBACCOUNT(1)
                                          ----------------  ----------------  ---------------   ----------------  ----------------
Investment income
  Distributions                            $        1,274    $        6,920    $         -        $          68    $          177
Expenses
  Mortality, expense risk and
   administrative charges                             -                 -                -                  -                 -
                                          ----------------  ----------------  ---------------   ----------------  ----------------
Net investment income (loss)                        1,274             6,920              -                   68               177
                                          ----------------  ----------------  ---------------   ----------------  ----------------
Net realized gain (loss) from
 share transactions                                  (349)              133              543                -                 -
Net realized gain distribution
 from Fund                                            -               1,543              -                  -                  38
Net unrealized appreciation
 (depreciation) on investment                      (4,002)           (2,143)         (21,255)             1,008               418
                                          ----------------  ----------------  ---------------   ----------------  ----------------
Net gain (loss) on investment                      (4,351)             (467)         (20,712)             1,008               456
Net increase (decrease) in net
 assets resulting from operations          $       (3,077)   $        6,453    $     (20,712)     $       1,076    $          633
                                          ================  ================  ===============   ================  ================

                                           PHOENIX-SANFORD  PHOENIX-SANFORD
                                           BERNSTEIN MID-   BERNSTEIN SMALL-   PHOENIX-SENECA     PHOENIX-SENECA
                                              CAP VALUE        CAP VALUE       MID-CAP GROWTH    STRATEGIC THEME    AIM V.I. VALUE
                                            SUBACCOUNT(2)    SUBACCOUNT(2)       SUBACCOUNT         SUBACCOUNT      SUBACCOUNT(5)
                                          ----------------  ----------------  ---------------   ----------------  ----------------
Investment income
  Distributions                            $          606    $          447     $        -       $          -      $           26
Expenses
  Mortality, expense risk and
   administrative charges                             -                 -                -                    1               -
                                          ----------------  ----------------  ---------------   ----------------  ----------------
Net investment income (loss)                          606               447              -                   (1)               26
                                          ----------------  ----------------  ---------------   ----------------  ----------------
Net realized gain (loss)
 from share transactions                                1               -             (1,369)              (506)              -
Net realized gain distribution
 from Fund                                            351               833              -                2,336               396
Net unrealized appreciation
 (depreciation) on investment                       5,022               762          (11,860)            (9,390)               54
                                          ----------------  ----------------    --------------    ----------------  --------------
Net gain (loss) on investment                       5,374             1,595          (13,229)            (7,560)              450
Net increase (decrease) in net
 assets resulting from operations          $        5,980    $        2,042     $    (13,229)     $      (7,561)   $          476
                                          ================  ================  ===============   ================  ================

                                                                                FEDERATED FUND
                                             ALGER AMERICAN     DEUTSCHE VIT      FOR U.S.         FEDERATED HIGH
                                            LEVERAGED ALLCAP   EAFE(R) EQUITY    GOVERNMENT         INCOME BOND       VIP GROWTH
                                              PORTFOLIO            INDEX        SECURITIES II         FUND II         PORTFOLIO
                                              SUBACCOUNT        SUBACCOUNT      SUBACCOUNT(1)      SUBACCOUNT(6)     SUBACCOUNT(1)
                                          ----------------  ----------------  ---------------   ----------------  ----------------
Investment income
  Distributions                            $          -      $          -       $        211       $        -      $          -
Expenses
  Mortality, expense risk and
   administrative charges                             -                 -                -                  -                 -
                                          ----------------  ----------------  ---------------   ----------------  ----------------
Net investment income (loss)                          -                 -                211                -                 -
                                          ----------------  ----------------  ---------------   ----------------  ----------------
Net realized gain (loss) from
 share transactions                                  (218)               (8)              86                -                  (6)
Net realized gain distribution
 from Fund                                          1,116               -                -                  -                  63
Net unrealized appreciation
 (depreciation) on investment                      (5,704)           (9,644)             405                 15              (631)
                                          ----------------  ----------------  ---------------   ----------------  ----------------
Net gain (loss) on investment                      (4,806)           (9,652)             491                 15              (574)
Net increase (decrease) in net
 assets resulting from operations          $       (4,806)   $       (9,652)    $        702       $         15    $         (574)
                                          ================  ================  ===============   ================  ================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    FOR THE PERIOD ENDED DECEMBER 31, 2001
                                  (CONTINUED)

                                                                 TEMPLETON                                             WANGER
                                               MUTUAL SHARES   INTERNATIONAL     TECHNOLOGY                         INTERNATIONAL
                                                SECURITIES      SECURITIES      PORTFOLIO       WANGER FOREIGN       SMALL CAP
                                               SUBACCOUNT(5)   SUBACCOUNT(1)     SUBACCOUNT     FORTY SUBACCOUNT     SUBACCOUNT
                                             ---------------- ---------------  --------------   ----------------   ---------------
Investment income
  Distributions                               $          -     $           11    $        -      $           17     $         -
Expenses
  Mortality, expense risk and
   administrative charges                                -                -                 1               -                 -
                                             ----------------  ---------------  --------------  -----------------  ---------------
Net investment income (loss)                             -                 11              (1)               17               -
                                             ----------------  ---------------  --------------  -----------------  ---------------
Net realized gain (loss) from
 share transactions                                        1              -           (10,203)              (13)              -
Net realized gain distribution
 from Fund                                               -                 83             -               1,113             4,458
Net unrealized appreciation
 (depreciation) on investment                            569             (140)        (15,145)           (6,183)           (8,527)
                                             ----------------  ---------------  --------------  -----------------  ---------------
Net gain (loss) on investment                            570              (57)        (25,348)           (5,083)           (4,069)
Net increase (decrease) in net
 assets resulting from operations             $          570   $          (46)   $    (25,349)   $       (5,066)    $      (4,069)
                                             ================  ===============  ==============  =================  ===============

                                                WANGER U.S.
                                                SMALL CAP
                                               SUBACCOUNT(3)
                                             ----------------
Investment income
  Distributions                               $          -
Expenses
  Mortality, expense risk and
   administrative charges                                -
                                             ----------------
Net investment income (loss)                             -
                                             ----------------
Net realized gain (loss) from
 share transactions                                       (2)
Net realized gain distribution
 from Fund                                               -
Net unrealized appreciation
 (depreciation) on investment                            896
                                             ----------------
Net gain (loss) on investment                            894
Net increase (decrease) in net
 assets resulting from operations             $          894
                                             ================

Footnotes for Statements of Operations
For the period ended December 31, 2001

(1) From inception January 16, 2001 to December 31, 2001
(2) From inception July 27, 2001 to December 31, 2001
(3) From inception September 5, 2001 to December 31, 2001
(4) From inception September 10, 2001 to December 31, 2001
(5) From inception November 2, 2001 to December 31, 2001
(6) From inception November 12, 2001 to December 31, 2001

                       See Notes to Financial Statements

                            STATEMENT OF OPERATIONS
                    FOR THE PERIOD ENDED DECEMBER 31, 2000

                                                                ENGEMANN NIFTY FIFTY    SENECA MID-CAP      HOLLISTER VALUE EQUITY
                                                                   SUBACCOUNT(1)      GROWTH SUBACCOUNT(2)      SUBACCOUNT(2)
Investment income
   Distributions                                                $              -       $             -       $                135
Expenses
   Mortality, expense risk and administrative charges                          -                     -                        -
                                                               --------------------   -------------------   ----------------------
Net investment income (loss)                                                   -                     -                        135
                                                               --------------------   -------------------   ----------------------
Net realized gain (loss) from share transactions                               (37)                 (110)                     (19)
Net realized gain distribution from Fund                                       -                   1,743                    2,031
Net unrealized appreciation (depreciation) on investment                    (1,200)               (2,389)                   1,094
                                                               --------------------   -------------------   ----------------------
Net gain (loss) on investment                                               (1,237)                 (756)                   3,106
Net increase (decrease) in net assets resulting
   from operations                                              $           (1,237)    $            (756)    $              3,241
                                                               ====================   ===================   ======================

                                                                 ABERDEEN NEW ASIA     SENECA STRATEGIC
                                                                   SUBACCOUNT(2)      THEME SUBACCOUNT(3)
Investment income
   Distributions                                                $              314     $             -
Expenses
   Mortality, expense risk and administrative charges                          -                     -
                                                               --------------------   -------------------
Net investment income (loss)                                                   314                   -
                                                               --------------------   -------------------
Net realized gain (loss) from share transactions                               (10)                 (160)
Net realized gain distribution from Fund                                       -                   9,695
Net unrealized appreciation (depreciation) on investment                        20               (31,135)
                                                               --------------------   -------------------
Net gain (loss) on investment                                                   10               (21,600)
Net increase (decrease) in net assets resulting
   from operations                                              $              324     $         (21,600)
                                                               ====================   ===================

                       See Notes to Financial Statements

                            STATEMENT OF OPERATIONS
                    FOR THE PERIOD ENDED DECEMBER 31, 2000
                                  (CONTINUED)

                                                                                              J.P. MORGAN RESEARCH
                                                                      GOODWIN MONEY              ENHANCED INDEX
                                                                    MARKET SUBACCOUNT(4)         SUBACCOUNT (2)
Investment income                                                 $                8,199      $                222
Expenses
   Mortality, expense risk and administrative charges                                -                         -
                                                                 ------------------------    ----------------------
Net investment income (loss)                                                       8,199                       222
                                                                 ------------------------    ----------------------
Net realized gain (loss) from share transactions                                     -                         (61)
Net realized gain distribution from Fund                                             -                         487
Net unrealized appreciation (depreciation) on investment                             -                      (1,569)
                                                                 ------------------------    ----------------------
Net gain (loss) on investment                                                        -                      (1,133)
Net increase (decrease) in net assets resulting from operations   $                8,199      $               (911)
                                                                 ========================    ======================

                                                                   WANGER INTERNATIONAL
                                                                         SMALL CAP             WANGER FOREIGN FORTY
                                                                       SUBACCOUNT(2)              SUBACCOUNT(2)
Investment income
   Distributions                                                  $                  -        $                -
Expenses
   Mortality, expense risk and administrative charges                                -                         -
                                                                 ------------------------    ----------------------
Net investment income (loss)                                                         -                         -
                                                                 ------------------------    ----------------------
Net realized gain (loss) from share transactions                                      (6)                       (6)
Net realized gain distribution from Fund                                             -                         -
Net unrealized appreciation (depreciation) on investment                          (1,560)                     (447)
                                                                 ------------------------    ----------------------
Net gain (loss) on investment                                                     (1,566)                     (453)
Net increase (decrease) in net assets resulting
   from operations                                                $               (1,566)     $               (453)
                                                                 ========================    ======================

                       See Notes to Financial Statements

                            STATEMENT OF OPERATIONS
                    FOR THE PERIOD ENDED DECEMBER 31, 2000
                                  (CONTINUED)

                                                                   EAFE EQUITY INDEX     JANUS EQUITY INCOME     JANUS GROWTH
                                                                     SUBACCOUNT(2)          SUBACCOUNT(3)        SUBACCOUNT(3)
Investment income
   Distributions                                                 $                -      $                437    $           103
Expenses
   Mortality, expense risk and administrative charges                             -                       -                  -
                                                                ----------------------  ----------------------  -----------------
Net investment income (loss)                                                      -                       437                103
                                                                ----------------------  ----------------------  -----------------
Net realized gain (loss) from share transactions                                   10                     (74)               (46)
Net realized gain distribution from Fund                                          473                     -                  -
Net unrealized appreciation (depreciation) on investment                         (439)                 (6,353)           (16,948)
                                                                ----------------------  ----------------------  -----------------
Net gain (loss) on investment                                                      44                  (6,427)           (16,994)
Net increase (decrease) in net assets resulting
   from operations                                               $                 44    $             (5,990)   $       (16,891)
                                                                ======================  ======================  =================

                                                                    MORGAN STANLEY                                ALGER AMERICAN
                                                                 TECHNOLOGY PORTFOLIO    JANUS FLEXIBLE INCOME  LEVERAGED ALL-CAP
                                                                    SUBACCOUNT(2)           SUBACCOUNT(3)         SUBACCOUNT(2)
Investment income
   Distributions                                                 $                -      $              3,096    $           -
Expenses
   Mortality, expense risk and administrative charges                             -                       -                  -
                                                                ----------------------  ----------------------  -----------------
Net investment income (loss)                                                      -                     3,096                -
                                                                ----------------------  ----------------------  -----------------
Net realized gain (loss) from share transactions                                 (132)                     10               (100)
Net realized gain distribution from Fund                                          -                       -                  -
Net unrealized appreciation (depreciation) on investment                       (6,085)                    (99)            (3,083)
                                                                ----------------------  ----------------------  -----------------
Net gain (loss) on investment                                                  (6,217)                    (89)            (3,183)
Net increase (decrease) in net assets resulting
   from operations                                               $             (6,217)   $              3,007    $        (3,183)
                                                                ======================  ======================  =================

Footnotes for Statements of Operations
For the period ended December 31, 2000

(1) From inception October 2, 2000 to December 31, 2000
(2) From inception October 3, 2000 to December 31, 2000
(3) From inception September 14, 2000 to December 31, 2000
(4) From inception August 21, 2000 to December 31, 2000

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                    FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                                  PHOENIX-                            PHOENIX-
                                                                                  DEUTSCHE                         ENGEMANN SMALL
                                              PHOENIX-          PHOENIX-         NASDAQ-100       PHOENIX-           & MID-CAP
                                            ABERDEEN NEW     DEUTSCHE DOW 30      INDEX(R)      ENGEMANN NIFTY         GROWTH
                                           ASIA SUBACCOUNT     SUBACCOUNT(4)    SUBACCOUNT(2)  FIFTY SUBACCOUNT    SUBACCOUNT(1)
                                           ----------------  ----------------  --------------  ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)             $          514    $          366    $        -      $          -       $            1
   Net realized gain (loss)                            (10)               87           3,650               (12)              -
   Net unrealized appreciation
     (depreciation)                                   (216)              851          (1,394)           (6,110)                (1)
                                           ----------------  ----------------  --------------  ----------------   ----------------
   Net increase (decrease) resulting
     from operations                                   288             1,304           2,256            (6,122)              -
                                           ----------------  ----------------  --------------  ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                -              13,462          13,463               -                1,142
   Participant transfers                             9,023            27,445           6,044             9,023              6,358
   Participant withdrawals                            (150)              (37)            (38)              (92)               (62)
                                           ----------------  ----------------  --------------  ----------------   ----------------
   Net increase (decrease) in net
     assets resulting from participant
     transactions                                    8,873            40,870          19,469             8,931              7,438
                                           ----------------  ----------------  --------------  ----------------   ----------------
   Net increase (decrease) in net assets             9,161            42,174          21,725             2,809              7,438
NET ASSETS
   Beginning of period                              14,510               -                 -            12,976               -
                                           ----------------  ----------------  --------------  ----------------   ----------------
   End of period                            $       23,671    $       42,174    $     21,725    $       15,785     $        7,438
                                           ================  ================  ==============  ================   ================

                                              PHOENIX-                          PHOENIX-
                                            FEDERATED U.S.        PHOENIX-     GOODWIN MULTI-                       PHOENIX-J.P.
                                             GOVERNMENT        GOODWIN MONEY   SECTOR FIXED    PHOENIX-HOLLISTER  MORGAN RESEARCH
                                                BOND              MARKET          INCOME         VALUE EQUITY      ENHANCED INDEX
                                             SUBACCOUNT(3)      SUBACCOUNT      SUBACCOUNT(4)     SUBACCOUNT         SUBACCOUNT
                                           ----------------  ----------------  --------------  ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)             $         -       $       13,892    $      1,038    $          458     $          555
   Net realized gain (loss)                              5               -               -                 247                451
   Net unrealized appreciation
     (depreciation)                                   -                  -              (796)           (7,965)           (10,149)
                                           ----------------  ----------------  --------------  ----------------   ----------------
   Net increase (decrease) resulting
     from operations                                     5            13,892             242            (7,260)            (9,143)
                                           ----------------  ----------------  --------------  ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                               -              981,234           4,487             6,981             36,094
   Participant transfers                              -             (522,579)         21,467            36,524               -
   Participant withdrawals                              (5)          (20,261)            (15)             (329)              (540)
                                           ----------------  ----------------  --------------  ----------------   ----------------
   Net increase (decrease) in net
     assets resulting from participant
     transactions                                       (5)          438,394          25,939            43,176             35,554
                                           ----------------  ----------------  --------------  ----------------   ----------------
   Net increase (decrease) in net assets              -              452,286          26,181            35,916             26,411
NET ASSETS
   Beginning of period                                -              281,676             -              31,613             55,856
                                           ----------------  ----------------  --------------  ----------------   ----------------
   End of period                            $         -       $      733,962    $     26,181    $       67,529     $       82,267
                                           ================  ================  ==============  ================   ================

                                                                                                                      PHOENIX-
                                                                                                   PHOENIX-           OAKHURST
                                            PHOENIX-JANUS     PHOENIX-JANUS     PHOENIX-JANUS   OAKHURST GROWTH       STRATEGIC
                                             CORE EQUITY     FLEXIBLE INCOME       GROWTH         AND INCOME         ALLOCATION
                                              SUBACCOUNT       SUBACCOUNT         SUBACCOUNT     SUBACCOUNT(1)      SUBACCOUNT(4)
                                           ----------------  ----------------  --------------  ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)             $        1,274    $        6,920    $        -      $           68     $          177
   Net realized gain (loss)                           (349)            1,676             543              -                    38
   Net unrealized appreciation
     (depreciation)                                 (4,002)           (2,143)        (21,255)            1,008                418
                                           ----------------  ----------------  --------------  ----------------   ----------------
   Net increase (decrease) resulting
     from operations                                (3,077)            6,453         (20,712)            1,076                633
                                           ----------------  ----------------  --------------  ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                            134,735           135,847         141,386               -               18,834
   Participant transfers                              -                3,263          29,397            18,477              3,258
   Participant withdrawals                         (28,289)          (33,137)        (24,948)              -                 (217)
                                           ----------------  ----------------  --------------  ----------------   ----------------
   Net increase (decrease) in net
     assets resulting from participant
     transactions                                  106,446           105,973         145,835            18,477             21,875
                                           ----------------  ----------------  --------------  ----------------   ----------------
   Net increase (decrease) in net assets           103,369           112,426         125,123            19,553             22,508
NET ASSETS
   Beginning of period                              88,455            97,158         105,902             -                    -
                                           ----------------  ----------------  --------------  ----------------   ----------------
   End of period                            $      191,824    $      209,584    $    231,025    $       19,553     $       22,508
                                           ================  ================  ==============  ================   ================

                                           PHOENIX-SANFORD    PHOENIX-SANFORD
                                            BERNSTEIN MID-    BERNSTEIN SMALL-  PHOENIX-SENECA  PHOENIX-SENECA
                                              CAP VALUE          CAP VALUE      MID-CAP GROWTH  STRATEGIC THEME   AIM V.I. VALUE
                                             SUBACCOUNT(2)     SUBACCOUNT(2)      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT(5)
                                           ----------------  ----------------  --------------  ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)             $          606    $          447    $        -      $           (1)    $           26
   Net realized gain (loss)                            352               833          (1,369)            1,830                396
   Net unrealized appreciation
     (depreciation)                                  5,022               762         (11,860)           (9,390)                54
                                           ----------------  ----------------  --------------  ----------------   ----------------
   Net increase (decrease) resulting
     from operations                                 5,980             2,042         (13,229)           (7,561)               476
                                           ----------------  ----------------  --------------  ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                              6,981             4,296          24,393           135,011             13,271
   Participant transfers                            70,000            70,000             -              16,753              5,979
   Participant withdrawals                             (54)              (31)           (210)          (22,997)               (56)
                                           ----------------  ----------------  --------------  ----------------   ----------------
   Net increase (decrease) in net
     assets resulting from participant
     transactions                                   76,927            74,265          24,183           128,767             19,194
                                           ----------------  ----------------  --------------  ----------------   ----------------
   Net increase (decrease) in net assets            82,907            76,307          10,954           121,206             19,670
NET ASSETS
   Beginning of period                                -                 -             27,706            71,671                -
                                           ----------------  ----------------  --------------  ----------------   ----------------
   End of period                            $       82,907    $       76,307    $     38,660    $      192,877     $       19,670
                                           ================  ================  ==============  ================   ================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                    FOR THE PERIOD ENDED DECEMBER 31, 2001
                                  (CONTINUED)

                                                                               FEDERATED FUND
                                            ALGER AMERICAN     DEUTSCHE VIT      FOR U.S.       FEDERATED HIGH
                                           LEVERAGED ALLCAP   EAFE(R) EQUITY    GOVERNMENT       INCOME BOND        VIP GROWTH
                                              PORTFOLIO           INDEX        SECURITIES II       FUND II           PORTFOLIO
                                              SUBACCOUNT       SUBACCOUNT      SUBACCOUNT(1)     SUBACCOUNT(6)      SUBACCOUNT(1)
                                           ----------------  ----------------  ---------------  ----------------  ----------------
FROM OPERATIONS
   Net investment income (loss)             $          -      $          -      $         211    $         -       $          -
   Net realized gain (loss)                            898                (8)              86              -                   57
   Net unrealized appreciation
     (depreciation)                                 (5,704)           (9,644)             405                15              (631)
                                           ----------------  ----------------  ---------------  ----------------  ----------------
   Net increase (decrease)
     resulting from operations                      (4,806)           (9,652)             702                15              (574)
                                           ----------------  ----------------  ---------------  ----------------  ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                             13,462             8,975           13,392             8,975             2,935
   Participant transfers                            21,036            33,264            9,630             5,979             8,589
   Participant withdrawals                            (269)             (274)            (294)              (25)              (95)
                                           ----------------  ----------------  ---------------  ----------------  ----------------
   Net increase (decrease) in net
     assets resulting from participant
     transactions                                   34,229            41,965           22,728            14,929            11,429
                                           ----------------  ----------------  ---------------  ----------------  ----------------
   Net increase (decrease) in
     net assets                                     29,423            32,313           23,430            14,944            10,855
NET ASSETS
   Beginning of period                              25,270            28,387              -                 -                 -
                                           ----------------  ----------------  ---------------  ----------------  ----------------
   End of period                            $       54,693    $       60,700    $      23,430    $       14,944    $       10,855
                                           ================  ================  ===============  ================  ================

                                                                 TEMPLETON                                             WANGER
                                            MUTUAL SHARES      INTERNATIONAL     TECHNOLOGY                         INTERNATIONAL
                                              SECURITIES        SECURITIES       PORTFOLIO       WANGER FOREIGN       SMALL CAP
                                             SUBACCOUNT(5)     SUBACCOUNT(1)     SUBACCOUNT     FORTY SUBACCOUNT     SUBACCOUNT
                                           ----------------  ----------------  --------------   ----------------  ----------------
FROM OPERATIONS
   Net investment income (loss)             $          -      $           11    $          (1)   $           17    $          -
   Net realized gain (loss)                              1                83          (10,203)            1,100             4,458
   Net unrealized appreciation
     (depreciation)                                    569              (140)         (15,145)           (6,183)           (8,527)
                                           ----------------  ----------------  ---------------  ----------------  ----------------
   Net increase (decrease)
     resulting from operations                         570               (46)         (25,349)           (5,066)           (4,069)
                                           ----------------  ----------------  ---------------  ----------------  ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                              9,129               185           28,446               -                 185
   Participant transfers                               -                 550              -               9,023             9,573
   Participant withdrawals                             (67)              (11)            (102)             (115)             (130)
                                           ----------------  ----------------  ---------------  ----------------  ----------------
   Net increase (decrease) in
     net assets resulting from
     participant transactions                        9,062               724           28,344             8,908             9,628
                                           ----------------  ----------------  ---------------  ----------------  ----------------
   Net increase (decrease)
     in net assets                                   9,632               678            2,995             3,842             5,559
NET ASSETS
   Beginning of period                                 -                 -             22,268            13,729            12,616
                                           ----------------  ----------------  ---------------  ----------------  ----------------
   End of period                            $        9,632    $          678    $      25,263   $        17,571    $       18,175
                                           ================  ================  ===============  ================  ================

                                              WANGER U.S.
                                               SMALL CAP
                                             SUBACCOUNT(3)
                                           ----------------
FROM OPERATIONS
   Net investment income (loss)             $          -
   Net realized gain (loss)                             (2)
   Net unrealized appreciation
     (depreciation)                                    896
                                           ----------------
   Net increase (decrease)
     resulting from operations                         894
                                           ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                              8,784
   Participant transfers                             2,989
   Participant withdrawals                             (42)
                                           ----------------
   Net increase (decrease) in
     net assets resulting
     from participant transactions                  11,731
                                           ----------------
   Net increase (decrease) in
     net assets                                     12,625
NET ASSETS
   Beginning of period                                 -
                                           ----------------
   End of period                            $       12,625
                                           ================

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2001

(1) From inception January 16 ,2001 to December 31, 2001
(2) From inception July 27, 2001 to December 31, 2001
(3) From inception September 5, 2001 to December 31, 2001
(4) From inception September 10, 2001 to December 31, 2001
(5) From inception November 2, 2001 to December 31, 2001
(6) From inception November 12, 2001 to December 31, 2001

                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                    FOR THE PERIOD ENDED DECEMBER 31, 2000

                                                          ENGEMANN NIFTY FIFTY        SENECA MID-CAP       HOLLISTER VALUE EQUITY
                                                             SUBACCOUNT(1)         GROWTH SUBACCOUNT(2)         SUBACCOUNT(2)
FROM OPERATIONS
     Net investment income (loss)                          $                -       $               -       $                  135
     Net realized gain (loss)                                               (37)                   1,633                     2,012
     Net unrealized appreciation (depreciation)                          (1,200)                  (2,389)                    1,094
                                                          ----------------------   ----------------------  ------------------------
     Net increase (decrease) resulting from operations                   (1,237)                    (756)                    3,241
                                                          ----------------------   ----------------------  ------------------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                                    37                      109                        19
     Participant transfers                                               14,176                   28,353                    28,353
     Participant withdrawals                                                -                        -                         -
                                                          ----------------------   ----------------------  ------------------------
     Net increase (decrease) in net assets resulting
          from participant transactions                                  14,213                   28,462                    28,372
                                                          ----------------------   ----------------------  ------------------------
     Net increase (decrease) in net assets                               12,976                   27,706                    31,613
NET ASSETS
     Beginning of period                                                    -                        -                         -
                                                          ----------------------   ----------------------  ------------------------
     End of period                                         $             12,976     $             27,706    $               31,613
                                                          ======================   ======================  ========================

                                                          ABERDEEN NEW ASIA         SENECA STRATEGIC          GOODWIN MONEY
                                                            SUBACCOUNT(2)          THEME SUBACCOUNT(3)      MARKET SUBACCOUNT(4)
FROM OPERATIONS
     Net investment income (loss)                          $                314     $                -      $                8,199
     Net realized gain (loss)                                               (10)                   9,535                       -
     Net unrealized appreciation (depreciation)                              20                  (31,135)                      -
                                                          ----------------------   ----------------------  ------------------------
     Net increase (decrease) resulting from operations                      324                  (21,600)                    8,199
                                                          ----------------------   ----------------------  ------------------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                                    10                  101,394                   563,150
     Participant transfers                                               14,176                      -                    (284,368)
     Participant withdrawals                                               -                      (8,123)                   (5,305)
                                                          ----------------------   ----------------------  ------------------------
     Net increase (decrease) in net assets resulting
          from participant transactions                                  14,186                   93,271                   273,477
                                                          ----------------------   ----------------------  ------------------------
     Net increase (decrease) in net assets                               14,510                   71,671                   281,676
NET ASSETS
     Beginning of period                                                   -                        -                         -
                                                          ----------------------   ----------------------  ------------------------
     End of period                                         $             14,510     $             71,671    $              281,676
                                                          ======================   ======================  ========================

                                                          J.P. MORGAN RESEARCH     WANGER INTERNATIONAL
                                                              ENHANCED INDEX            SMALL CAP
                                                              SUBACCOUNT(2)            SUBACCOUNT(2)
FROM OPERATIONS
     Net investment income (loss)                          $                222     $                -
     Net realized gain (loss)                                               426                       (6)
     Net unrealized appreciation (depreciation)                          (1,559)                  (1,560)
                                                          ----------------------   ----------------------
     Net increase (decrease) resulting from operations                     (911)                  (1,566)
                                                          ----------------------   ----------------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                                    61                        6
     Participant transfers                                               56,706                   14,176
     Participant withdrawals                                                -                        -
                                                          ----------------------   ----------------------
     Net increase (decrease) in net assets resulting
          from participant transactions                                  56,767                   14,182
                                                          ----------------------   ----------------------
     Net increase (decrease) in net assets                               55,856                   12,616
NET ASSETS
     Beginning of period                                                    -                        -
                                                          ----------------------   ----------------------
     End of period                                         $             55,856     $             12,616
                                                          ======================   ======================

                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                    FOR THE PERIOD ENDED DECEMBER 31, 2000
                                  (CONTINUED)

                                 WANGER FOREIGN FORTY        EAFE EQUITY INDEX       JANUS EQUITY INCOME         JANUS GROWTH
                                    SUBACCOUNT(2)              SUBACCOUNT(2)           SUBACCOUNT(3)             SUBACCOUNT(3)
FROM OPERATIONS
  Net investment income (loss)    $               -        $               -       $                  437     $                103
  Net realized gain (loss)                          (6)                     483                       (74)                     (46)
  Net unrealized appreciation
    (depreciation)                                (447)                    (439)                   (6,353)                 (16,948)
                                 ----------------------   ----------------------  ------------------------   ----------------------
  Net increase (decrease)
    resulting from operations                     (453)                      44                    (5,990)                 (16,891)
                                 ----------------------   ----------------------  ------------------------   ----------------------
FROM ACCUMULATION UNIT
  transactions
  Participant deposits                               6                      -                     101,394                  101,394
  Participant transfers                         14,176                   28,353                       -                     28,230
  Participant withdrawals                          -                        (10)                   (6,949)                  (6,831)
                                 ----------------------   ----------------------  ------------------------   ----------------------
  Net increase (decrease) in
    net assets resulting
    from participant
    transactions                                14,182                   28,343                    94,445                  122,793
                                 ----------------------   ----------------------  ------------------------   ----------------------
  Net increase (decrease) in
    net assets                                  13,729                   28,387                    88,455                  105,902
NET ASSETS
  Beginning of period                                -                        -                      -                         -
                                 ----------------------   ----------------------  ------------------------   ----------------------
  End of period                   $             13,729     $             28,387    $               88,455     $            105,902
                                 ======================   ======================  ========================   ======================

                                     MORGAN STANLEY                                     ALGER AMERICAN
                                  TECHNOLOGY PORTFOLIO       JANUS FLEXIBLE INCOME     LEVERAGED ALL CAP
                                      SUBACCOUNT(2)              SUBACCOUNT(3)           SUBACCOUNT(2)
FROM OPERATIONS
  Net investment income (loss)    $                -       $              3,096    $                  -
  Net realized gain (loss)                        (132)                      10                      (100)
  Net unrealized appreciation
    (depreciation)                              (6,085)                     (99)                   (3,083)
                                 ----------------------   ----------------------  ------------------------
  Net increase (decrease)
    resulting from operations                   (6,217)                   3,007                    (3,183)
                                 ----------------------   ----------------------  ------------------------
FROM ACCUMULATION UNIT
  transactions
  Participant deposits                             132                  101,393                       100
  Participant transfers                         28,353                      -                      28,353
  Participant withdrawals                          -                     (7,242)                      -
                                 ----------------------   ----------------------  ------------------------
  Net increase (decrease) in
    net assets resulting
    from participant
    transactions                                28,485                   94,151                    28,453
                                 ----------------------   ----------------------  ------------------------
  Net increase (decrease) in
    net assets                                  22,268                   97,158                    25,270
NET ASSETS
  Beginning of period                              -                        -                         -
                                 ----------------------   ----------------------  ------------------------
  End of period                   $             22,268     $             97,158    $               25,270
                                 ======================   ======================  ========================

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2000

(1) From inception October 2, 2000 to December 31, 2000
(2) From inception October 3, 2000 to December 31, 2000
(3) From inception September 14, 2000 to December 31, 2000
(4) From inception August 21, 2000 to December 31, 2000

                       See Notes to Financial Statements

                            PHOENIX CORPORATE EDGE
           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

  Phoenix Life and Annuity Variable Universal Life Account (Phoenix Corporate
Edge) (the "Account") is a separate investment account of Phoenix Life and Annuity Company ("PLAC"). PLAC is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix") (See Note 10). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established July 1, 1996. The Account currently consists of 50 subaccounts, that invest in shares of a specific series of a mutual fund.
The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust -- Class 2, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (the "Funds"). As of December 31, 2001, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, contract owners also may direct the allocation of their investments between the Account and the Guaranteed Interest Account of the general account of PLAC.

-----------------------------------------------------------------------------------------------------------------------------------
SERIES NAME                                                          INVESTMENT OBJECTIVE
-----------                                                          --------------------
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                High total return consistent with reasonable risk.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                     Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                    Long-term growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                     Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series (formerly, Phoenix-Bankers            Track the total return of the Dow Jones Industrial Average(SM)
Trust Dow 30 Series)                                                 before fund expenses.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series (formerly, Phoenix-      Track the total return of the Nasdaq-100 Index(R) before fund
Bankers Trust Nasdaq-100(R) Series)                                  expenses.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                  Capital appreciation and income with approximately equal
                                                                     emphasis.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series (see Note 11)                 Intermediate and long-term growth of capital, with income as a secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series (see Note 11)                    Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                       Long-term growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series (see Note 11)          High total return.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                                  High level of current income consistent with capital
                                                                     preservation and liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                     Long-term total return.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                                Long-term capital appreciation and a secondary investment
                                                                     objective of current income.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series                   High total return.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Core Equity Series (formerly, Phoenix-Janus            Long-term growth of capital.
Equity Income Series) (see Note 11)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                                 Maximum total return consistent with the preservation of
                                                                     capital.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series (see Note 11)                            Long-term capital growth in a manner consistent with the
                                                                     preservation of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                            Long-term growth of capital and future income rather than
                                                                     current income.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                   Long-term growth of capital and secondarily to provide
                                                                     reasonable current income.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                             Capital appreciation and reasonable income.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                           Capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series (see Note 11)                       Reasonable income, long-term capital growth and conservation of capital.
-----------------------------------------------------------------------------------------------------------------------------------

                            PHOENIX CORPORATE EDGE
           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
SERIES NAME                                                          INVESTMENT OBJECTIVE
-----------                                                          --------------------
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                            Dividend growth, current income and capital.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series (see Note 11)           High total return over an extended period of time consistent with prudent investment risk.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                        Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                       Long-term capital appreciation with current income as the
                                                                     secondary investment objective.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                     Long-term capital appreciation. Current income is a secondary investment objective.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                 Capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                Long-term appreciation of capital.
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                   Growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                  Long-term growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                            Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT EAFE(R) Equity Index Fund                               Replicate, before expenses, the performance of the Morgan
                                                                     Stanley Capital International EAFE(R) Index.
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund                                   Replicate, before expenses, the performance of the Standard &
                                                                     Poor's 500 Composite Stock Price Index.
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II (see Note 11)       Current income.
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                   High current income.
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                          Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                   Capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                 Capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                        Capital appreciation with income as a secondary objective.
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund                                        High level of total return.
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                         Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                     Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund                              Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                 Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                                 Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                       Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                        Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                                Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
    A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.
    B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

                            PHOENIX CORPORATE EDGE
           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
    C. INCOME TAXES: The Account is not a separate entity from PLAC and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.
    D. DISTRIBUTIONS: Distributions from the Funds are recorded on the ex-dividend date.
    E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                            PHOENIX CORPORATE EDGE
           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS
     Purchases and sales of shares of the Funds for the period ended December 31, 2001 aggregated the following:

SUBACCOUNT                                                                     PURCHASES              SALES
----------                                                                     ---------              -----
The Phoenix Edge Series Fund
     Phoenix-Aberdeen International Series                                   $            -       $           -
     Phoenix-Aberdeen New Asia Series                                                 9,543                 156
     Phoenix-Deutsche Dow 30 Series(4)                                               41,328                   5
     Phoenix-Deutsche Nasdaq-100 Index(R) Series(2)                                 192,398             172,929
     Phoenix-Engemann Nifty Fifty Series                                              9,123                 192
     Phoenix-Engemann Small & Mid-Cap Growth Series(1)                                7,472                  33
     Phoenix-Federated U.S. Government Bond Series(3)                                 1,625               1,630
     Phoenix-Goodwin Money Market Series                                          1,237,157             784,773
     Phoenix-Goodwin Multi-Sector Fixed Income Series(4)                             26,979                   2
     Phoenix-Hollister Value Equity Series                                           44,132                 247
     Phoenix-J.P. Morgan Research Enhanced Index Series                              37,273                 697
     Phoenix-Janus Core Equity Series                                               136,224              28,503
     Phoenix-Janus Flexible Income Series                                           145,355              30,925
     Phoenix-Janus Growth Series                                                    167,743              21,908
     Phoenix-Oakhurst Growth and Income Series(4)                                    18,545                   -
     Phoenix-Oakhurst Strategic Allocation Series(1)                                 22,104                  13
     Phoenix-Sanford Bernstein Mid-Cap Value Series(2)                               77,903                  19
     Phoenix-Sanford Bernstein Small-Cap Value Series(2)                             75,556                  11
     Phoenix-Seneca Mid-Cap Growth Series                                            37,329              13,146
     Phoenix-Seneca Strategic Theme Series                                          162,528              31,425

AIM Variable Insurance Funds
     AIM V.I. Value Fund(5)                                                          19,630                  14

The Alger American Fund
     Alger American Leveraged AllCap Portfolio                                       35,743                 398

Deutsche Asset Management VIT Funds
     Deutsche VIT EAFE(R) Equity Index Fund                                          42,227                 262

Federated Insurance Series
     Federated Fund for U.S. Government Securities II (1)                            33,184              10,245
     Federated High Income Bond Fund II(6)                                           14,932                   3

Fidelity(R) Variable Insurance Products
     VIP Growth Portfolio(1)                                                         11,528                  36

Franklin Templeton Variable Insurance Products Trust -- Class 2
     Mutual Shares Securities Fund(5)                                                 9,085                  24
     Templeton International Securities Fund(1)                                         821                   3

The Universal Institutional Funds, Inc.
     Technology Portfolio                                                            88,401              60,058

Wanger Advisors Trust
     Wanger Foreign Forty                                                            10,165                 127
     Wanger International Small Cap                                                  14,137                  51
     Wanger U.S. Small Cap(3)                                                        11,804                  73

(1) From inception January 16, 2001 to December 31, 2001
(2) From inception July 27, 2001 to December 31, 2001
(3) From inception September 5, 2001 to December 31, 2001
(4) From inception September 10, 2001 to December 31, 2001
(5) From inception November 2, 2001 to December 31, 2001
(6) From inception November 12, 2001 to December 31, 2001

                            PHOENIX CORPORATE EDGE
           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS

  A summary of Financial Highlights of the Account for the period ended December 31, 2001 follows:

                                                                 PERIOD ENDED
                                                                   12/31/01
                                                                 ------------
THE PHOENIX EDGE SERIES:
PHOENIX-ABERDEEN NEW ASIA SERIES
Units                                                                   7,934
Unit Value, end of period                                           $2.983410
Net assets, end of period (thousands)                                     $24
Expenses as a % of average net assets                                       -
Net investment income as a % of average net assets                      2.59%
Total return                                                            1.02%

PHOENIX-DEUTSCHE DOW 30 SERIES(4)
Units                                                                  14,841
Unit Value, end of period                                           $2.841764
Net assets, end of period (thousands)                                     $42
Expenses as a % of average net assets                                       -
Net investment income as a % of average net assets                      1.57%(7)
Total return                                                            4.73%

PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES(2)
Units                                                                   7,686
Unit Value, end of period                                           $2.826412
Net assets, end of period (thousands)                                     $22
Expenses as a % of average net assets                                       -
Net investment income as a % of average net assets                          -
Total return                                                           (6.03%)

PHOENIX-ENGEMANN NIFTY FIFTY SERIES
Units                                                                   9,941
Unit Value, end of period                                           $1.587816
Net assets, end of period (thousands)                                     $16
Expenses as a % of average net assets                                       -
Net investment income as a % of average net assets                          -
Total return                                                          (35.30%)

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES(1)
Units                                                                   3,262
Unit Value, end of period                                           $2.280308
Net assets, end of period (thousands)                                      $7
Expenses as a % of average net assets                                       -
Net investment income as a % of average net assets                      0.04%(7)
Total return                                                          (23.99%)

PHOENIX-GOODWIN MONEY MARKET SERIES
Units                                                                 230,383
Unit Value, end of period                                           $3.185829
Net assets, end of period (thousands)                                    $734
Expenses as a % of average net assets                                       -
Net investment income as a % of average net assets                      3.34%
Total return                                                            3.82%

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(4)
Units                                                                   8,480
Unit Value, end of period                                           $3.087195
Net assets, end of period (thousands)                                     $26
Expenses as a % of average net assets                                       -
Net investment income as a % of average net assets                      5.17%(7)
Total return                                                            1.12%

                            PHOENIX CORPORATE EDGE
           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 PERIOD ENDED
                                                                   12/31/01
                                                                 ------------
PHOENIX-HOLLISTER VALUE EQUITY SERIES
Units                                                                  25,019
Unit Value, end of period                                           $2.699081
Net assets, end of period (thousands)                                     $68
Expenses as a % of average net assets                                       -
Net investment income as a % of average net assets                      1.01%
Total return                                                          (17.96%)

PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES
Units                                                                  33,871
Unit Value, end of period                                           $2.428863
Net assets, end of period (thousands)                                     $82
Expenses as a % of average net assets                                       -
Net investment income as a % of average net assets                      0.76%
Total return                                                          (11.90%)

PHOENIX-JANUS CORE EQUITY SERIES
Units                                                                  78,762
Unit Value, end of period                                           $2.435473
Net assets, end of period (thousands)                                    $192
Expenses as a % of average net assets                                       -
Net investment income as a % of average net assets                      1.15%
Total return                                                          (11.63%)

PHOENIX-JANUS FLEXIBLE INCOME SERIES
Units                                                                  63,133
Unit Value, end of period                                           $3.319708
Net assets, end of period (thousands)                                    $210
Expenses as a % of average net assets                                       -
Net investment income as a % of average net assets                      5.31%
Total return                                                            7.24%

PHOENIX-JANUS GROWTH SERIES
Units                                                                 124,679
Unit Value, end of period                                           $1.852957
Net assets, end of period (thousands)                                    $231
Expenses as a % of average net assets                                       -
Net investment income as a % of average net assets                          -
Total return                                                          (23.84%)

PHOENIX-OAKHURST GROWTH AND INCOME SERIES(4)
Units                                                                   6,811
Unit Value, end of period                                           $2.870703
Net assets, end of period (thousands)                                     $20
Expenses as a % of average net assets                                       -
Net investment income as a % of average net assets                      0.36%(7)
Total return                                                            5.82%

PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES(1)
Units                                                                   7,352
Unit Value, end of period                                           $3.061386
Net assets, end of period (thousands)                                     $23
Expenses as a % of average net assets                                       -
Net investment income as a % of average net assets                      3.30%(7)
Total return                                                            2.05%

                            PHOENIX CORPORATE EDGE
           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 PERIOD ENDED
                                                                   12/31/01
                                                                 ------------
PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(2)
Units                                                                  24,511
Unit Value, end of period                                           $3.382503
Net assets, end of period (thousands)                                     $83
Expenses as a % of average net assets                                       -
Net investment income as a % of average net assets                      0.83%(7)
Total return                                                            7.33%

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(2)
Units                                                                  23,888
Unit Value, end of period                                           $3.194411
Net assets, end of period (thousands)                                     $76
Expenses as a % of average net assets                                       -
Net investment income as a % of average net assets                      0.64%(7)
Total return                                                            2.38%

PHOENIX-SENECA MID-CAP GROWTH SERIES
Units                                                                  19,828
Unit Value, end of period                                           $1.949699
Net assets, end of period (thousands)                                     $39
Expenses as a % of average net assets                                       -
Net investment income as a % of average net assets                          -
Total return                                                          (25.28%)

PHOENIX-SENECA STRATEGIC THEME SERIES
Units                                                                 121,521
Unit Value, end of period                                           $1.587197
Net assets, end of period (thousands)                                    $193
Expenses as a % of average net assets                                       -
Net investment income as a % of average net assets                          -
Total return                                                          (27.36%)

AIM VARIABLE INSURANCE FUNDS:
AIM V.I. VALUE FUND(5)
Units                                                                   6,939
Unit Value, end of period                                           $2.834897
Net assets, end of period (thousands)                                     $20
Expenses as a % of average net assets                                       -
Net investment income as a % of average net assets                      0.24%(7)
Total return                                                            5.43%

THE ALGER AMERICAN FUND:
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
Units                                                                  27,324
Unit Value, end of period                                           $2.001625
Net assets, end of period (thousands)                                     $55
Expenses as a % of average net assets                                       -
Net investment income as a % of average net assets                          -
Total return                                                          (15.93%)

DEUTSCHE ASSET MANAGEMENT VIT FUNDS:
DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND
Units                                                                  28,016
Unit Value, end of period                                           $2.166654
Net assets, end of period (thousands)                                     $61
Expenses as a % of average net assets                                       -
Net investment income as a % of average net assets                          -
Total return                                                         (24.69%)

                            PHOENIX CORPORATE EDGE
           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 PERIOD ENDED
                                                                   12/31/01
                                                                 ------------
FEDERATED INSURANCE SERIES:
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(1)
Units                                                                   7,304
Unit Value, end of period                                           $3.208035
Net assets, end of period (thousands)                                     $23
Expenses as a % of average net assets                                       -
Net investment income as a % of average net assets                      1.86%(7)
Total return                                                            6.93%

FEDERATED HIGH INCOME BOND FUND II(6)
Units                                                                   5,007
Unit Value, end of period                                           $2.984536
Net assets, end of period (thousands)                                     $15
Expenses as a % of average net assets                                       -
Net investment income as a % of average net assets                          -
Total return                                                            0.65%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS:
VIP GROWTH PORTFOLIO(1)
Units                                                                   4,355
Unit Value, end of period                                           $2.492327
Net assets, end of period (thousands)                                     $11
Expenses as a % of average net assets                                       -
Net investment income as a % of average net assets                          -
Total return                                                          (16.92%)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2:
MUTUAL SHARES SECURITIES FUND(5)
Units                                                                   3,268
Unit Value, end of period                                           $2.947478
Net assets, end of period (thousands)                                     $10
Expenses as a % of average net assets                                       -
Net investment income as a % of average net assets                          -
Total return                                                            6.29%

TEMPLETON INTERNATIONAL SECURITIES FUND(1)
Units                                                                     266
Unit Value, end of period                                           $2.551123
Net assets, end of period (thousands)                                      $1
Expenses as a % of average net assets                                       -
Net investment income as a % of average net assets                      2.99%(7)
Total return                                                          (14.96%)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
TECHNOLOGY PORTFOLIO
Units                                                                  24,619
Unit Value, end of period                                           $1.026156
Net assets, end of period (thousands)                                     $25
Expenses as a % of average net assets                                       -
Net investment income as a % of average net assets                          -
Total return                                                          (48.84%)

WANGER ADVISORS TRUST:
Wanger Foreign Forty
Units                                                                   8,766
Unit Value, end of period                                           $2.004589
Net assets, end of period (thousands)                                     $18
Expenses as a % of average net assets                                       -
Net investment income as a % of average net assets                      0.10%
Total return                                                          (26.61%)

                            PHOENIX CORPORATE EDGE
           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 PERIOD ENDED
                                                                   12/31/01
                                                                 ------------
WANGER INTERNATIONAL SMALL CAP
Units                                                                   9,429
Unit Value, end of period                                           $1.927492
Net assets, end of period (thousands)                                     $18
Expenses as a % of average net assets                                       -
Net investment income as a % of average net assets                          -
Total return                                                          (21.27%)

WANGER U.S. SMALL CAP(3)
Units                                                                   4,138
Unit Value, end of period                                           $3.050725
Net assets, end of period (thousands)                                     $13
Expenses as a % of average net assets                                       -
Net investment income as a % of average net assets                          -
Total return                                                           11.81%

(1) From inception January 16, 2001 to December 31, 2001
(2) From inception July 27, 2001 to December 31, 2001
(3) From inception September 5, 2001 to December 31, 2001
(4) From inception September 10, 2001 to December 31, 2001
(5) From inception November 2, 2001 to December 31, 2001
(6) From inception November 12, 2001 to December 31, 2001
(7) Annualized

                            PHOENIX CORPORATE EDGE
           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2001 (IN UNITS)

                                                                           SUBACCOUNT
                                         -------------------------------------------------------------------------------------

                                                                                       PHOENIX-
                                            PHOENIX-              PHOENIX-             DEUTSCHE               PHOENIX-
                                          ABERDEEN NEW         DEUTSCHE DOW 30        NASDAQ-100           ENGEMANN NIFTY
                                           ASIA SERIES            SERIES(4)        INDEX(R) SERIES(2)        FIFTY SERIES
                                         ------------------   ------------------   --------------------   --------------------
Units outstanding, beginning of period               4,913                    -                      -                  5,287
Participant deposits                                     -                4,889                  5,315                      -
Participant transfers                                3,072                9,966                  2,386                  4,702
Participant withdrawals                                (51)                 (14)                   (15)                   (48)
                                         -------------------------------------------------------------------------------------
Units outstanding, end of period                     7,934               14,841                  7,686                  9,941
                                         =====================================================================================

                                                                  SUBACCOUNT
                                         -----------------------------------------------------------------

                                             PHOENIX-                                    PHOENIX-
                                           ENGEMANN SMALL           PHOENIX-           GOODWIN MULTI-
                                             & MID-CAP            GOODWIN MONEY         SECTOR FIXED
                                          GROWTH SERIES(1)        MARKET SERIES       INCOME SERIES(4)
                                         --------------------   ------------------   ---------------------
Units outstanding, beginning of period                   -               91,762                       -
Participant deposits                                   501              310,264                   1,466
Participant transfers                                2,789             (165,239)                  7,018
Participant withdrawals                                (28)              (6,404)                     (4)
                                         -----------------------------------------------------------------
Units outstanding, end of period                     3,262              230,383                   8,480
                                         =================================================================

                                                                   PHOENIX-J.P
                                                                     MORGAN
                                          PHOENIX-HOLLISTER         RESEARCH          PHOENIX-JANUS          PHOENIX-JANUS
                                            VALUE EQUITY         ENHANCED INDEX        CORE EQUITY          FLEXIBLE INCOME
                                               SERIES                SERIES              SERIES                  SERIES
                                         ------------------   ------------------   --------------------   --------------------
Units outstanding, beginning of period               9,609               20,256                 32,095                 31,385
Participant deposits                                 2,492                    -                 59,185                 40,806
Participant transfers                               13,036               13,822                      -                    980
Participant withdrawals                               (118)                (207)               (12,518)               (10,038)
                                         -------------------------------------------------------------------------------------
Units outstanding, end of period                    25,019               33,871                 78,762                 63,133
                                         =====================================================================================

                                                                    PHOENIX-              OAKHURST
                                                                 OAKHURST GROWTH          STRATEGIC
                                             PHOENIX-JANUS         AND INCOME            ALLOCATION
                                             GROWTH SERIES          SERIES(4)             SERIES(1)
                                         --------------------   ------------------   ---------------------
Units outstanding, beginning of period              43,528                    -                       -
Participant deposits                                78,724                    -                   6,330
Participant transfers                               16,368                6,811                   1,095
Participant withdrawals                            (13,941)                   -                     (73)
                                         -----------------------------------------------------------------
Units outstanding, end of period                   124,679                6,811                   7,352
                                         =================================================================

                                           PHOENIX-SANFORD       PHOENIX-SANFORD
                                            BERNSTEIN MID-       BERNSTEIN SMALL-      PHOENIX-SENECA        PHOENIX-SENECA
                                              CAP VALUE             CAP VALUE          MID-CAP GROWTH        STRATEGIC THEME
                                               SERIES(2)             SERIES(2)             SERIES                 SERIES
                                         ------------------   -------------------   -------------------   --------------------
Units outstanding, beginning of period                   -                     -                10,618                 32,803
Participant deposits                                 2,224                 1,382                     -                 93,133
Participant transfers                               22,303                22,516                 9,290                 11,556
Participant withdrawals                                (16)                  (10)                  (80)               (15,971)
                                         -------------------------------------------------------------------------------------
Units outstanding, end of period                    24,511                23,888                19,828                121,521
                                         =====================================================================================

                                                                  ALGER AMERICAN         DEUTSCHE VIT
                                            AIM V.I. VALUE          LEVERAGED            EAFE(R) EQUITY
                                               FUND(5)            ALLCAP PORTFOLIO        INDEX FUND
                                         --------------------   ------------------   ---------------------
Units outstanding, beginning of period                   -                10,614                  9,868
Participant deposits                                 4,798                 6,572                  3,881
Participant transfers                                2,161                10,270                 14,385
Participant withdrawals                                (20)                 (132)                  (118)
                                         -----------------------------------------------------------------
Units outstanding, end of period                     6,939                27,324                 28,016
                                         =================================================================

                                           FEDERATED FUND
                                              FOR U.S.          FEDERATED HIGH
                                            GOVERNMENT           INCOME BOND           VIP GROWTH            MUTUAL SHARES
                                           SECURITIES II(1)       FUND II(6)           PORTFOLIO(1)        SECURITIES FUND(5)
                                         ------------------   -------------------   -------------------   --------------------
Units outstanding, beginning of period                   -                     -                     -                      -
Participant deposits                                 4,304                 3,010                 1,119                  3,292
Participant transfers                                3,095                 2,005                 3,273                      -
Participant withdrawals                                (95)                   (8)                  (37)                   (24)
                                         -------------------------------------------------------------------------------------
Units outstanding, end of period                     7,304                 5,007                 4,355                  3,268
                                         =====================================================================================

                                              TEMPLETON
                                            INTERNATIONAL            TECHNOLOGY          WANGER FOREIGN
                                          SECURITIES FUND(1)          PORTFOLIO              FORTY
                                         --------------------   ------------------   ---------------------
Units outstanding, beginning of period                   -                11,103                  5,026
Participant deposits                                    68                     -                      -
Participant transfers                                  202                13,565                  3,783
Participant withdrawals                                 (4)                  (49)                   (43)
                                         -----------------------------------------------------------------
Units outstanding, end of period                       266                24,619                  8,766
                                         =================================================================

                                                WANGER
                                            INTERNATIONAL           WANGER U.S.
                                              SMALL CAP            SMALL CAP(3)
                                         ------------------    ------------------
Units outstanding, beginning of period               5,161                     -
Participant deposits                                    82                 3,102
Participant transfers                                4,244                 1,056
Participant withdrawals                                (58)                  (20)
                                         ----------------------------------------
Units outstanding, end of period                     9,429                 4,138
                                         ========================================

(1) From inception January 16, 2001 to December 31, 2001
(2) From inception July 27, 2001 to December 31, 2001
(3) From inception September 5, 2001 to December 31, 2001
(4) From inception September 10, 2001 to December 31, 2001
(5) From inception November 2, 2001 to December 31, 2001
(6) From inception November 12, 2001 to December 31, 2001

                            PHOENIX CORPORATE EDGE
           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 6--POLICY LOANS

  Policy provisions allow policyowners to borrow up to 90% of the policy value reduced by an amount equal to the surrender charge with interest [2.75% due in policy years 1-10, 2.5% due in policy years 11-15 and 2.25% due in policy years 16 and thereafter] payable on each policy anniversary. At the time the loan is granted an amount equivalent to the amount of the loan is transferred from the Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, a part of PLAC's general account as collateral for the outstanding loan. Transfers from the Account are included as participant withdrawals in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest at 2%. Loan repayments result in a transfer of collateral back to the Account and the non-loaned portion of the Guaranteed Interest Account.

NOTE 7--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

  PLAC and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

  The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected subaccounts. The amount charged to each policy depends on a number of variables including sex, age and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $120,221 and $30,050 during the years ended December 31, 2001 and 2000, respectively.

  As compensation for administrative services provided to the Account, PLAC receives an additional amount per contract, not to exceed $120 annually, by a withdrawal of participant units prorated among the elected subaccounts. Such costs aggregated $3,945 during the year ended December 31, 2001.

  As of December 31, 2001, PLAC has waived the partial surrender fees.

  PEPCO is the principal underwriter and distributor for the Account. PEPCO is reimbursed for its distribution and underwriting expenses by PLAC.

  Sales charges, ranging from 0% to 9% of contract premiums depending on the inception of the contract period, to compensate PLAC for distribution expenses incurred and federal and premium taxes which currently range 2.25% to 5.5% of premiums paid based on the state where the policyowner resides, are paid to PLAC by a withdrawal of participant units. In the event of a surrender before ten years, the unpaid balance of the sales charges and premium taxes is deducted and paid to PLAC.

  PLAC assumes the mortality risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable. The expense risk assumed is that expenses incurred in issuing the policies may exceed the limits on administrative charges set in the policies.
In return for the assumption of these mortality and expense risks, PLAC charges each policy 0.50% in policy years 1-10 and 0.25% in policy years 11 and after on an annual basis by a withdrawal of participant units prorated among the elected subaccounts. Unit value is not affected by mortality and expense charges.

NOTE 8--DISTRIBUTION OF NET INCOME

  The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 9--DIVERSIFICATION REQUIREMENTS

  Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

  The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PLAC intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 10--REORGANIZATION AND INITIAL PUBLIC OFFERING

  On December 18, 2000, the board of directors of Phoenix Home Life Mutual Insurance Company unanimously adopted a plan of reorganization, which was amended and restated on January 26, 2001. On June 25, 2001, the effective date of the demutualization, Phoenix Home Life Mutual Insurance Company converted from a mutual life insurance company to a stock life insurance company, became a wholly owned subsidiary of The Phoenix Companies, Inc. ("PNX") and changed its name to Phoenix Life Insurance Company. At the same time, Phoenix Investment Partners, Ltd. ("PXP") became an indirect wholly owned subsidiary of PNX.

                            PHOENIX CORPORATE EDGE
           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 11-PROPOSED FUND CHANGES

  On November 13, 2001, The Board of Trustees of The Phoenix Edge Series Fund approved a Plan of Reorganization to merge three Series of The Phoenix Edge Series Fund into other existing series. Each Merging Series will be merged into a corresponding Surviving Series as follows:

  Merging Series                          Surviving Series
  --------------                          ----------------
  Phoenix-Engemann Nifty Fifty Series     Phoenix-Engemann Capital Growth Series
  Phoenix-Janus Core Equity Series        Phoenix-Janus Growth Series
  Phoenix-Oakhurst Balanced Series        Phoenix-Oakhurst Strategic Allocation
                                          Series

  If the shareholders approve the Plan of Reorganization each Merging Series will transfer all or substantially all of its assets and its liabilities to the corresponding Surviving Series. In exchange, shareholders of the Merging Series will receive a proportional number of shares in the Surviving Series. The shareholders of each Merging Series must approve the Plan of Reorganization before any transaction can take place. The next meeting of The Phoenix Edge Series Fund's shareholders will be held in the Spring of 2002, at which time, these matters will be submitted for a shareholder vote.

  The Board of Trustees of the fund voted at their August 28, 2001 meeting that shares of the Phoenix-Federated U.S. Government Bond Series will no longer be available for sale except to contract/policy owners who already had account value allocated to the subaccounts investing in the series as of February 16, 2001.

  On September 18, 2001, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and Phoenix Life And Annuity Variable Universal Life Account asked the Securities and Exchange Commission ("SEC") to approve a proposal to substitute shares of Federated Fund for U.S. Government Securities II for shares of Phoenix-Federated U.S. Government Bond Series. Subject to SEC approval, the substitution is expected to be completed in 2002. It will affect contract/policy owners who have amounts invested in the Phoenix-Federated U.S. Government Bond Series at that time. Affected Contract owners will be notified when the substitution is complete.

NOTE 12--MANAGER OF MANAGERS

  The Adviser of Phoenix-AIM Mid-Cap Equity Series, Phoenix-Alliance/Bernstein Growth + Value Series, Phoenix-Deutsche Dow 30 Series, Phoenix-Deutsche Nasdaq-100 Index(R) Series, Phoenix-Federated U.S. Government Bond Series, Phoenix-J.P. Morgan Research Enhanced Index Series, Phoenix-Janus Core Equity Series, Phoenix-Janus Flexible Income Series, Phoenix-Janus Growth Series, Phoenix-MFS Investors Growth Stock Series, Phoenix-MFS Investors Trust Series, Phoenix-MFS Value Series, Phoenix-Morgan Stanley Focus Equity Series, Phoenix-Sanford Bernstein Global Value Series, Phoenix-Sanford Bernstein Mid-Cap Value Series, Phoenix-Sanford Bernstein Small Cap Value Series ("PVA Funds") is Phoenix Variable Advisers, Inc. ("PVA"). The PVA Funds and PVA have filed an application for an order of the SEC granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, to permit the PVA Funds to be managed under a "manager of managers" structure. If the SEC grants the requested exemptive order, PVA will, subject to supervision and approval of the PVA Funds' Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PVA Funds. The order would, therefore, permit the PVA Funds and PVA to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the placement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. The PVA Funds and PVA believe that without such exemption, PVA may be impeded in the prompt and efficient employment of a subadvisor best suited to the needs of a particular series, and a series may be subjected to additional expenses of proxy solicitations and shareholder meetings when subadvisors are employed or replaced. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement. There is no guarantee the PVA Funds will obtain this order from the SEC.

                      REPORT OF INDEPENDENT ACCOUNTANTS

PRICEWATERHOUSECOOPERS [LOGO]

To the Board of Directors of Phoenix Life and Annuity Company and
Participants of Phoenix Life and Annuity Variable Universal Life Account (Phoenix Corporate Edge):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Phoenix Life and Annuity Variable Universal Life Account (Phoenix Corporate Edge) at December 31, 2001, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 22, 2002

PHOENIX LIFE AND ANNUITY
VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life and Annuity Company
One American Row
Hartford, Connecticut 06115

UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIANS
JP Morgan Chase Bank
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

__________________________________

       PHOENIX LIFE AND
       ANNUITY COMPANY
       (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
       FINANCIAL STATEMENTS
       DECEMBER 31, 2001 AND 2000

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE

Report of Independent Accountants...........................................F-3

Balance Sheets..............................................................F-4

Statements of Income, Comprehensive Income and Equity.......................F-5

Statements of Cash Flows....................................................F-6

Notes to Financial Statements........................................F-7 - F-17

PRICEWATERHOUSECOOPERS [Logo]



--------------------------------------------------------------------------------
                                                    PRICEWATERHOUSECOOPERS LLP
                                                    100 Pearl Street
                                                    Hartford CT 06103-4508
                                                    Telephone (860) 241 7000
                                                    Facsimile (860) 241 7590





                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Stockholder of Phoenix Life and Annuity Company

In our opinion, the accompanying balance sheets and the related statements of income, comprehensive income and equity and cash flows present fairly, in all material respects, the financial position of Phoenix Life and Annuity Company at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.




/s/ PRICEWATERHOUSECOOPERS LLP

February 5, 2002


PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF INCOME, COMPREHENSIVE INCOME AND EQUITY
--------------------------------------------------------------------------------------------------------------------

                                                                                      AS OF DECEMBER 31,
                                                                           -----------------------------------------
                                                                                 2001                   2000
                                                                           ------------------     ------------------
                                                                              (IN THOUSANDS, EXCEPT SHARE DATA)
ASSETS:
Investments:
  Available-for-sale debt securities, at fair value                        $            9,945      $           9,666
                                                                           ------------------     ------------------
    Total investments                                                                   9,945                  9,666

Cash and cash equivalents                                                              12,679                  6,806
Accrued investment income                                                                 535                    394
Deferred income taxes, net                                                                151                   -
Due and uncollected premium                                                             2,500                  1,259
Deferred policy acquisition costs                                                       7,018                  4,605
Other assets                                                                              656                    879
Goodwill, net                                                                             410                    507
Separate account assets                                                                 3,018                  1,297
                                                                           ------------------     ------------------

    Total assets                                                           $           36,912     $           25,413
                                                                           ==================     ==================

LIABILITIES:
  Policy liabilities and accruals                                          $           11,995     $            3,996
  Deferred income taxes, net                                                             -                       202
  Due to affiliates                                                                      -                     1,987
  Other liabilities                                                                     3,549                  1,765
  Separate account liabilities                                                          3,018                  1,297
                                                                           ------------------     ------------------
    Total liabilities                                                                  18,562                  9,247
                                                                           ------------------     ------------------

Commitments and contingencies (Note 12)
EQUITY:
  Common stock, $100 par value (40,000 shares
    authorized, 25,000 shares issued and outstanding)                                   2,500                  2,500
  Additional paid-in capital                                                           14,664                 11,664
  Retained earnings                                                                     1,062                  2,081
  Accumulated other comprehensive income (loss)                                           124                    (79)
                                                                           ------------------     ------------------
    Total equity                                                                       18,350                 16,166
                                                                           ------------------     ------------------

    Total liabilities and equity                                           $           36,912     $           25,413
                                                                           ==================     ==================

        The accompanying notes are an integral part of these statements.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENTS OF INCOME, COMPREHENSIVE INCOME AND EQUITY
--------------------------------------------------------------------------------------------------------------------

                                                                             FOR THE YEAR ENDED DECEMBER 31,
                                                                      ----------------------------------------------
                                                                         2001             2000              1999
                                                                      -------------    ------------    -------------
                                                                                      (IN THOUSANDS)
REVENUES:

  Premiums                                                            $         111    $      3,106    $       1,436
  Insurance and investment product fees                                       1,275             936              464
  Net investment income                                                       1,074           1,049              715
  Net realized investment (losses) gains                                         (6)              3              -
                                                                      -------------    ------------    -------------
      Total revenues                                                          2,454           5,094            2,615
                                                                      -------------    ------------    -------------

BENEFITS AND EXPENSES:
  Policy benefits and increase in policy liabilities                          2,928             626              916
  Amortization of goodwill                                                       97              97               97
  Amortization of deferred policy acquisition costs                             974             582              -
  Other operating expenses                                                       22           2,990              535
                                                                      -------------    ------------    -------------
      Total benefits and expenses                                             4,021           4,295            1,548
                                                                      -------------    ------------    -------------

(LOSS) INCOME BEFORE INCOME TAXES                                            (1,567)            799            1,067

Income tax (benefit) expense                                                   (548)            280              372
                                                                      -------------    ------------    -------------
NET (LOSS) INCOME                                                            (1,019)            519              695
                                                                      -------------    ------------    -------------

Other comprehensive income (loss), net of income taxes
  Unrealized gains (losses) on securities                                       199              48            (458)
  Reclassification adjustment for net realized losses (gains)
    included in net income                                                        4              (2)            -
                                                                      -------------    ------------    -------------
      Total other comprehensive income (loss)                                   203              46             (458)
                                                                      -------------    ------------    -------------

Comprehensive (loss) income                                                    (816)            565              237
Capital contributions                                                         3,000             -              3,000
                                                                      -------------    ------------    -------------
Net increase in equity                                                        2,184             565            3,237
Equity, beginning of year                                                    16,166          15,601           12,364
                                                                      -------------    ------------    -------------
Equity, end of year                                                   $      18,350    $     16,166    $      15,601
                                                                      =============    ============    =============

        The accompanying notes are an integral part of these statements.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------------------------------------------

                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                             -------------------------------------------------------
                                                                  2001                2000                1999
                                                             ---------------      ------------      --------------
                                                                                 (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income                                            $        (1,019)     $        519      $          695
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH
  PROVIDED BY OPERATING ACTIVITIES:
Net realized investment losses (gains)                                     6                (3)               -
Amortization of goodwill                                                  97                97                  97
Deferred income tax (benefit) expense                                   (462)              451                (178)
Increase in accrued investment income                                   (141)             (180)                (45)
Increase in due and uncollected premium                               (1,241)             (940)               (319)
Increase in deferred policy acquisition costs                         (2,413)           (3,856)               (284)
Increase in policy liabilities and accruals                            7,999             2,449               1,547
Change in other assets/liabilities, net                                2,007               776                (110)
Other operating activities, net                                       (2,463)            1,589                 158
                                                             ---------------      ------------      --------------
Net cash provided by operating activities                              2,370               902               1,561
                                                             ---------------      ------------      --------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales of available-for-sale debt
  securities                                                             503               503                -
Purchase of available-for-sale debt securities                             -            (1,013)               -
                                                             ---------------      ------------      --------------
Net cash provided by (used for) investing
  activities                                                             503              (510)               -
                                                             ---------------      ------------      --------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Capital contributions from parent                                      3,000              -                  3,000
                                                             ---------------      ------------      --------------
Net cash provided by financing activities                              3,000              -                  3,000
                                                             ---------------      ------------      --------------

Net change in cash and cash equivalents                                5,873               392               4,561
Cash and cash equivalents, beginning of year                           6,806             6,414               1,853
                                                             ---------------      ------------      --------------
Cash and cash equivalents, end of year                             $  12,679         $   6,806           $   6,414
                                                             ===============      ============      ==============

SUPPLEMENTAL CASH FLOW INFORMATION:
Income taxes (received) paid, net                            $          (551)     $        683            $    410






        The accompanying notes are an integral part of these statements.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   DESCRIPTION OF BUSINESS

     Phoenix Life and Annuity Company ("Phoenix Life and Annuity") offers various non-participating life insurance products in the United States of America. Phoenix Life and Annuity is a wholly-owned subsidiary of PM Holdings, Inc. ("PM Holdings"). PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company ("PLIC") (formerly, Phoenix Home Life Mutual Insurance Company).

     PLIC is a wholly-owned subsidiary of The Phoenix Companies, Inc., a publicly traded company ("Phoenix"). On June 25, 2001 Phoenix Home Life Mutual Insurance Company converted from a mutual life insurance company to a stock life insurance company and changed its name to PLIC.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, related reinsurance recoverables, income taxes and valuation allowances for investment assets are discussed throughout the Notes to Financial Statements. Certain reclassifications have been made to the 1999 and 2000 amounts to conform with the 2001 presentation.

     VALUATION OF INVESTMENTS

     Investments in debt securities are classified as available-for-sale investments. Debt securities available-for-sale are reported at fair value with unrealized gains or losses included in equity and consist of public bonds that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

     Realized investment gains and losses are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities classified as available-for-sale are included as a component of equity, net of deferred income taxes and the assumed impact of net unrealized investment gains and losses on the amortization of deferred policy acquisition costs related to investment contracts.

     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents include cash on hand and all highly liquid investments with a maturity of 90 days or less when purchased. Certain short-term investments relating to 1999 and 2000 have been reclassified to conform with the 2001 presentation.

     DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. Deferred policy acquisition costs ("DAC") are subject to recoverability testing at the time of policy issue and loss recognition at the end of each accounting period.

     For universal life insurance policies and investment type contracts, DAC is amortized in proportion to historical and estimates of expected gross profits. Gross profits arise primarily from investment, mortality

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     and expense margins, and surrender charges based on historical and anticipated experience. These estimates of expected gross profits are evaluated regularly, and the total amortization recorded to date is adjusted by a charge or credit to income if actual experience or other evidence suggest that earlier estimates should be revised. In addition, analyses are performed periodically to assess whether there are sufficient estimated future gross profits to support the recoverability of the remaining DAC balances.

     GOODWILL

     Goodwill represents the excess of the cost of business acquired over the fair value of net assets. These costs are amortized on a straight-line basis over a period of 10 years, corresponding with the benefits expected to be derived from the acquisition. The propriety of the carrying value of goodwill is periodically reevaluated in accordance with Statement of Financial Accounting Standards (SFAS) No. 121, "Accounting for the Impairment of Long-lived Assets and Long-lived Assets to be Disposed Of," by comparing estimates of future undiscounted cash flows to the carrying value of the assets. Assets are considered impaired if the carrying value exceeds the expected future undiscounted cash flows. Analyses are performed at least annually or more frequently if warranted by events and circumstances affecting Phoenix Life and Annuity's business. See SFAS No. 142 under "recent accounting pronouncements" for a change in accounting policy effective January 1, 2002.

     SEPARATE ACCOUNTS

     Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who bear the full investment risk. For contractholders who bear the investment risk, investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of Phoenix Life and Annuity. The assets and liabilities are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in revenues.

     POLICY LIABILITIES AND ACCRUALS

     Future policy benefits are liabilities for life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Liabilities for individual term policies reflect the amount necessary to cover anticipated death claims, net of future premiums and reinsurance. Liabilities for universal life policies include deposits received from customers and investment earnings on their fund balances, which was 6.5% in 2001, less administrative and mortality charges.

     Liabilities for outstanding claims, losses and loss adjustment expenses are amounts estimated to cover incurred losses. These liabilities are based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

     PREMIUM AND FEE REVENUE AND RELATED EXPENSES

     Term insurance premiums are recorded as premium revenue pro-rata over the related contract periods. Benefits, losses and related expenses are matched with premiums over the related contract periods. Revenues for variable and universal life products consist of net investment income, contract, mortality and administration charges assessed against the fund values during the period and are included in insurance and investment product fees. Related benefit expenses include benefit claims in excess of fund values and net investment income credited to fund values. Revenues for the 100% indemnity assumed term business consist of premiums and net investment income. Related benefit expenses include 100% of the assumed term benefit claims (see Note 7 - "Reinsurance").

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     REINSURANCE

     Phoenix Life and Annuity utilizes reinsurance agreements to provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

     Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     INCOME TAXES

     Phoenix Life and Annuity files a separate federal income tax return. Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes.

     EMPLOYEE BENEFIT PLANS

     Phoenix has a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. Phoenix also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. Phoenix's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 ("ERISA"). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

     Phoenix sponsors pension and savings plans for its employees and agents, and those of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. Phoenix also provides certain health care and life insurance benefits for active and retired employees. Phoenix Life and Annuity incurs applicable employee benefit expenses through the process of cost allocation by Phoenix.

     In addition to Phoenix's pension plans, Phoenix currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by Phoenix. A substantial portion of Phoenix's employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

     Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for Phoenix Life and Annuity's participation in the plans. The amount of such allocated benefits is not significant to the financial statements. With respect to the pension plan, the total assets of the plan exceeded the actuarial present value of vested benefits at January 1, 2001, the date of the most recent actuarial valuation. The other postretirement benefit plans were unfunded as of December 31, 2001, and in accordance with the SFAS No. 106, "Employers' Accounting for Postretirement Benefits," Phoenix, the plan sponsor, established an accrued liability and amounts attributable to Phoenix Life and Annuity have been allocated.

     RECENT ACCOUNTING PRONOUNCEMENTS

     Business Combinations/Goodwill and Other Intangible Assets. In June 2001, SFAS No. 141, Business Combinations ("SFAS 141"), and SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"), were issued. SFAS 141 and SFAS 142 are effective for July 1, 2001 and January 1, 2002, respectively. SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and separate recognition of intangible assets apart from goodwill if such intangible

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     assets meet certain criteria. SFAS 141 also requires that upon adoption of SFAS 142 a company reclassify the carrying amounts of certain intangible assets into or out of goodwill, based on certain criteria. SFAS 142 primarily addresses the accounting for goodwill and intangible assets subsequent to their initial recognition. Under SFAS 142, amortization of goodwill, including goodwill and other intangible assets with indefinite lives recorded in past business combinations, will discontinue upon adoption of this standard, and reporting units must be identified for the purpose of assessing potential future impairments of goodwill. Phoenix Life and Annuity recognized $97 thousand in goodwill amortization during 2001.

     The provisions of the SFAS 141 and SFAS 142 also apply to equity-method investments made both before and after June 30, 2001. SFAS 142 prohibits amortization of the excess of cost over the underlying equity in the net assets of an equity-method investee that is recognized as goodwill.

     SFAS 142 requires that goodwill be tested at least annually for impairment using a two-step process. The first step is to identify a potential impairment and, in the year of adoption, this step must be measured as of the beginning of the fiscal year. The second step of the goodwill impairment test measures the amount of the impairment loss (measured as of the beginning of the year of adoption), if any, and must be completed by the end of a company's fiscal year in the year of adoption. Intangible assets deemed to have an indefinite life will be tested for impairment using a one-step process which compares the fair value to the carrying amount of the asset as of the beginning of the fiscal year in the year of adoption. Phoenix Life and Annuity has prepared a preliminary analysis of the adoption of SFAS 142, and does not expect to have an impairment charge in 2002.

3.   INVESTMENTS

     Information pertaining to Phoenix Life and Annuity's investments, net investment income and realized and unrealized investment gains and losses follows:

     DEBT SECURITIES

     The amortized cost and fair value of investments in debt securities as of December 31, 2001 were as follows:

                                                                     GROSS          GROSS
                                                  AMORTIZED       UNREALIZED     UNREALIZED          FAIR
                                                    COST             GAINS         LOSSES            VALUE
                                               -------------   --------------  --------------   --------------
                                                                       (IN THOUSANDS)
     AVAILABLE-FOR-SALE:
     U.S. government and agency bonds          $       5,671   $          262   $         -     $        5,933
     State and political subdivision bonds               475              -               (13)             462
     Corporate securities                              3,609               16             (75)           3,550
                                               -------------    -------------   -------------   --------------
     Total                                     $       9,755    $         278   $         (88)  $        9,945
                                               =============    =============   =============   ==============

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The amortized cost and fair value of investments in debt securities as of December 31, 2000 were as follows:


                                                                     GROSS          GROSS
                                                  AMORTIZED       UNREALIZED     UNREALIZED          FAIR
                                                    COST             GAINS         LOSSES            VALUE
                                               -------------   --------------  --------------   --------------
                                                                       (IN THOUSANDS)

     AVAILABLE-FOR-SALE:
     U.S. government and agency bonds          $       5,662    $         139   $         -      $       5,801
     Corporate securities                              4,126              -              (261)           3,865
                                               -------------    -------------   -------------    -------------
     Total                                     $       9,788    $         139   $        (261)   $       9,666
                                               =============    =============   =============    =============

     The amortized cost and fair value of debt securities, by contractual sinking fund payment and maturity, as of December 31, 2001 are shown below. Actual maturity may differ from contractual maturity because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or Phoenix Life and Annuity may have the right to put or sell the obligations back to the issuers.

                                                                    AVAILABLE-FOR-SALE
                                                               AMORTIZED              FAIR
                                                                 COST                 VALUE
                                                           -----------------    -----------------
                                                                       (IN THOUSANDS)

            Due after one year through five years          $           5,671    $           5,933
            Due after five years through ten years                     1,540                1,554
            Due after ten years                                        2,544                2,458
                                                           -----------------    -----------------
            Total                                          $           9,755    $           9,945
                                                           =================    =================


     NET INVESTMENT INCOME

     The components of net investment income for the year ended December 31, were as follows:

                                                             2001               2000                1999
                                                       -----------------  ------------------  -----------------
                                                                           (IN THOUSANDS)

     Debt securities                                   $             776  $              609  $             608
     Cash and cash equivalents                                       310                 453                118
                                                       -----------------  ------------------  -----------------
       Sub-total                                                   1,086               1,062                726
     Less: investment expenses                                        12                  13                 11
                                                       -----------------  ------------------  -----------------
     Total net investment income                       $           1,074  $            1,049  $             715
                                                       =================  ==================  =================

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     INVESTMENT GAINS AND LOSSES

     Net unrealized investment gains (losses) on securities available-for-sale and carried at fair value for the year ended December 31, were as follows:

                                                             2001               2000                1999
                                                       -----------------  ------------------  -----------------
                                                                           (IN THOUSANDS)

     Debt securities                                   $             306  $               73  $            (704)
     Deferred income tax expenses (benefits)                         107                  25               (246)
                                                       -----------------  ------------------  -----------------
     Net unrealized investment gains (losses)
         on securities available-for-sale              $             199  $               48  $            (458)
                                                       =================  ==================  =================

     The proceeds from sales of available-for-sale debt securities for the year ended December 31 was $503 thousand in 2001 and 2000, respectively. The gross realized (losses) gains associated with these sales were $(6) thousand and $3 thousand, respectively. There were no sales for the year ended December 31, 1999.

4.   GOODWILL

     PM Holdings acquired Phoenix Life and Annuity by way of a stock purchase agreement on March 29, 1996 and was accounted for under the purchase method of accounting. The assets and liabilities were recorded at fair value as of the date of acquisition and goodwill of approximately $1.0 million was pushed down to Phoenix Life and Annuity from PM Holdings.

     Goodwill was as follows:

                                                           DECEMBER 31,
                                              ---------------------------------------
                                                    2001                  2000
                                              -----------------     -----------------
                                                          (IN THOUSANDS)

            Goodwill                          $             969     $             969
            Accumulated amortization                       (559)                 (462)
                                              -----------------     -----------------
            Total goodwill, net               $             410     $             507
                                              =================     =================

5.   INCOME TAXES

     A summary of income tax (benefit) expense applicable to income before income taxes for the year ended December 31, was as follows:

                                          2001               2000              1999
                                     ----------------   ---------------   ----------------
                                                        (IN THOUSANDS)

            Income taxes:
                 Current             $            (86)  $          (171)  $            550
                 Deferred                        (462)              451               (178)
                                     ----------------   ---------------   ----------------
            Total                    $           (548)  $           280   $            372
                                     ================   ===============   ================

     The income tax (benefit) expense approximates the amount computed using the statutory income tax rate for the years ended December 31, 2001, 2000 and 1999.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The deferred income tax (asset) liability represents the income tax effects of temporary differences. The components as of December 31, were as follows:

                                                                   2001                2000
                                                             ----------------    ----------------
                                                                        (IN THOUSANDS)

            Future policyholder benefits                     $         (1,293)   $           (577)
            DAC                                                         1,058                 857
            Investments                                                    81                  17
            Goodwill                                                      (63)                (52)
                                                             ----------------    ----------------
                                                                         (217)                245
            Net unrealized investment gains (losses)                       66                 (43)
                                                             ----------------    ----------------
            Deferred income tax (asset) liability, net       $           (151)   $            202
                                                             ================    ================

     Gross deferred income tax assets totaled $1.4 million and $0.7 million at December 31, 2001 and 2000, respectively. Gross deferred income tax liabilities totaled $1.2 million and $0.9 million at December 31, 2001 and 2000, respectively. It is management's assessment, based on Phoenix Life and Annuity's earnings and projected future taxable income, that it is more likely than not that the deferred income tax assets as of December 31, 2001 and 2000, will be realized.

     Phoenix Life and Annuity's income tax return is not currently being examined; however, income tax years 1998 through 2000 remain open for examination. Management does not believe that there will be a material adverse effect on the financial statements as a result of pending income tax matters.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   COMPREHENSIVE INCOME

     The components of, and related income tax effects for, other comprehensive income (loss) for the year ended December 31, were as follows:

                                                                    2001              2000              1999
                                                               ---------------   ---------------   ---------------
                                                                                 (IN THOUSANDS)
     Unrealized gains (losses) on securities
       available-for-sale:
     Before-tax amount                                         $           306   $            73   $          (704)
     Income tax expense (benefit)                                          107                25              (246)
                                                               ---------------   ---------------   ---------------
     Total                                                                 199                48              (458)
                                                               ---------------   ---------------   ---------------

     Reclassification adjustment for losses (gains) realized in net income:

     Before-tax amount                                                       6                (3)              -
     Income tax expense (benefit)                                            2                (1)              -
                                                               ---------------   ---------------   ---------------

     Total                                                                   4                (2)              -
                                                               ---------------   ---------------   ---------------

     Net unrealized gains (losses) on securities available-for-sale:

     Before-tax amount                                                     312                70              (704)
     Income tax expense (benefit)                                          109                24              (246)
                                                               ---------------   ---------------   ---------------
     Total                                                     $           203   $            46   $          (458)
                                                               ===============   ===============   ===============

     The following table summarizes accumulated other comprehensive income
     (loss) balances:

                                                                          DECEMBER 31,
                                                               ---------------------------------
                                                                    2001              2000
                                                               ---------------   ---------------
                                                                         (IN THOUSANDS)

     Accumulated other comprehensive (loss) income on securities available-for-sale:
     Balance, beginning of year                                $           (79)  $          (125)
     Change during period                                                  203                46
                                                               ---------------   ---------------
     Balance, end of year                                      $           124   $           (79)
                                                               ===============   ===============

7.   REINSURANCE

     On January 1, 1999, Phoenix Life and Annuity assumed a closed block of yearly renewable rate term business of Phoenix through a 100% indemnity reinsurance arrangement. Phoenix Life and Annuity had approximately $68.1 million in force and $31.0 thousand of reinsurance payable on the paid and unpaid losses of this business as of December 31, 2001. There was approximately $105.3 million in force and $28.0 thousand of reinsurance payable on paid and unpaid losses of this business as of December 31, 2000.

     Phoenix Life and Annuity cedes reinsurance as a means of diversifying underwriting risk. To the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect, Phoenix Life and Annuity remains liable. In connection with Phoenix Life and Annuity's life insurance products, automatic treaties with unaffiliated reinsurers were established, beginning in 1999, covering 80% or 90% of the net amount at risk, depending on the individual treaty, on a first dollar basis. Phoenix Life and Annuity had approximately $0.6 billion of net insurance in force, including $4.8 billion

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     of direct in force less $4.2 billion of reinsurance ceded as of December 31, 2001. Phoenix Life and Annuity had approximately $0.5 billion of net insurance in force, including $2.3 billion of direct in force less $1.8 billion of reinsurance ceded as of December 31, 2000. Reinsurance recoverables as of December 31, 2001 and 2000 were $1.6 million and $0.7 million, respectively. Approximately $0.1 million of claims were recovered in 2001. No claims were recovered in 2000.

8.   RELATED PARTY TRANSACTIONS

     Phoenix provides services and facilities to Phoenix Life and Annuity and is reimbursed through a cost allocation process. The expenses allocated to Phoenix Life and Annuity were $4.3 million, $2.5 million and $0.7 million for the years ended December 31, 2001, 2000 and 1999, respectively. Amounts payable were $1.4 million and $1.7 million as of December 31, 2001 and 2000, respectively.

     Phoenix Equity Planning Corporation ("PEPCO"), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of Phoenix Life and Annuity's variable life and annuity contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker dealers who are licensed to sell Phoenix Life and Annuity contracts. Phoenix Life and Annuity incurred commissions for contracts underwritten by PEPCO of $428.3 thousand and $8.7 thousand for the year ended December 31, 2001, and 2000, respectively. Amounts payable to PEPCO were $8.8 thousand and $(78.4) thousand as of December 31, 2001 and 2000, respectively.

     Phoenix pays commissions to producers who sell non-registered life and annuity products offered by Phoenix Life and Annuity. Commissions paid by Phoenix on behalf of Phoenix Life and Annuity were $5.1 million, $3.7 million and $0.4 million for the years ended December 31, 2001, 2000 and 1999, respectively. Amounts payable to Phoenix were $0.4 million and $0.5 million as of December 31, 2001 and 2000, respectively.

     Beginning in 2000, WS Griffith Associates, Inc., a wholly-owned subsidiary of Phoenix, sold and serviced various Phoenix Life and Annuity's life insurance products through its insurance agents. Concessions incurred by Phoenix Life and Annuity for products sold through WS Griffith Associates were $1.4 million and $1.2 million for the years ended December 31, 2001 and 2000, respectively. Amounts payable to WS Griffith Associates were $0.2 million and $0.4 million as of December 31, 2001 and 2000, respectively.

9.   DEFERRED POLICY ACQUISITION COSTS

     The following reflects the amount of policy acquisition costs deferred and amortized as of December 31:

                                                                    2001            2000
                                                               ---------------  --------------
                                                                        (IN THOUSANDS)

            Balance at beginning of year                       $         4,605  $          749
            Acquisition cost deferred                                    3,387           4,438
            Amortized to expense during the year                          (974)           (582)
                                                               ---------------  --------------
            Balance at end of year                             $         7,018  $        4,605
                                                               ===============  ==============

10.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

     Financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the financial statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

     CASH AND CASH EQUIVALENTS

     The carrying value of cash and cash equivalents approximates fair value.

     DEBT SECURITIES

     Fair values are based on quoted market prices, where available, or quoted market prices of comparable instruments.

11.  STATUTORY FINANCIAL INFORMATION

     The life insurance subsidiaries of Phoenix are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2001, 2000, and 1999. Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits taxes based on admissibility tests.

     The following reconciles statutory net income of Phoenix Life and Annuity to the net income as reported in these financial statements for the year ended December 31:

                                                           2001           2000            1999
                                                       -------------   ------------   -------------
                                                                      (IN THOUSANDS)

            Statutory net (loss) income                $      (2,542)  $     (1,348)  $         695
            DAC, net                                           2,413          3,856             749
            Future policy benefits                            (1,582)        (1,433)           (830)
            Amortization of goodwill                             (97)           (97)            (97)
            Deferred income taxes                                462           (451)            178
            Other, net                                           327             (8)              -
                                                       -------------   ------------   -------------

            Net (loss) income, as reported             $      (1,019)  $        519   $         695
                                                       =============   ============   =============

     The following reconciles statutory surplus and asset valuation reserve ("AVR") of Phoenix Life and Annuity as reported to regulatory authorities to equity as reported in these financial statements as of December 31:

                                                          2001             2000
                                                      --------------   --------------
                                                              (IN THOUSANDS)

            Statutory surplus and AVR                 $       14,032   $       13,647
            DAC, net                                           7,018            4,605
            Future policy benefits                            (3,855)          (2,273)
            Investment valuation allowances                      521             (120)
            Goodwill, net                                        410              507
            Deferred income taxes                                151             (202)
            Other, net                                            73                2
                                                      --------------   --------------
            Equity, as reported                       $       18,350   $       16,166
                                                      ==============   ==============

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, the maximum dividend distribution that may be made by Phoenix Life and Annuity during 2001 without prior approval is subject to restrictions relating to statutory surplus.

     In 1998, the National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting and Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, e.g., deferred income taxes are recorded.

     The State of Connecticut Insurance Department has adopted the Codification guidance, effective January 1, 2001. The effect of adoption decreased Phoenix Life and Annuity's statutory surplus by $115.3 thousand, as a result of recording deferred income taxes and non-admitting certain investment income.

12.  COMMITMENTS AND CONTINGENCIES

     In the normal course of its business operations, Phoenix Life and Annuity is involved with litigation from time to time with claimants, beneficiaries and others. There were no litigation matters pending as of December 31, 2001.

         PHOENIX LIFE AND
         ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         UNAUDITED FINANCIAL STATEMENTS
         MARCH 31, 2002

                        PHOENIX LIFE AND ANNUITY COMPANY
                (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)

                                TABLE OF CONTENTS



Unaudited Financial Statements:                                                                             PAGE
                                                                                                            ----
Balance Sheet as of March 31, 2002 and December 31, 2001................................................... F-20
Statement of Income, Comprehensive Income and Stockholder's Equity for the
three months ended March 31, 2002 and 2001................................................................. F-21
Statement of Cash Flows for the three months ended March 31, 2002 and 2001................................. F-22
Notes to Unaudited Financial Statements ................................................................... F-23

                        PHOENIX LIFE AND ANNUITY COMPANY
                (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)

                                  BALANCE SHEET
                    (Amounts in thousands, except share data)
                      MARCH 31, 2002 AND DECEMBER 31, 2001


                                                                             2002              2001
                                                                        ----------------  ---------------
ASSETS:
Available-for-sale debt securities, at fair value                      $          9,328  $         9,945
Cash and cash equivalents                                                        13,226           12,679
Accrued investment income                                                           438              535
Deferred income taxes                                                                89              151
Deferred policy acquisition costs                                                 7,926            7,018
Goodwill, net                                                                       410              410
Other general account assets                                                      6,189            3,156
Separate account assets                                                           4,201            3,018
                                                                        ----------------  ---------------
    Total assets                                                       $         41,807  $        36,912
                                                                        ================  ===============

LIABILITIES:
Policy liabilities                                                     $         12,849  $        11,995
Other general account liabilities                                                 6,524            3,549
Separate account liabilities                                                      4,201            3,018
                                                                        ----------------  ---------------
    Total liabilities                                                            23,574           18,562
                                                                        ----------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, $100 par value: 40,000 shares
    authorized; 25,000 shares issued                                              2,500            2,500
Additional paid-in capital                                                       14,664           14,664
Retained earnings                                                                 1,006            1,062
Accumulated other comprehensive income                                               63              124
                                                                        ----------------  ---------------
    Total stockholder's equity                                                   18,233           18,350
                                                                        ----------------  ---------------
    Total liabilities and stockholder's equity                         $         41,807  $        36,912
                                                                        ================  ===============










   The accompanying notes are an integral part of these financial statements.

                       PHOENIX LIFE AND ANNUITY COMPANY
                (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
       STATEMENT OF INCOME, COMPREHENSIVE INCOME AND STOCKHOLDER'S EQUITY
                             (Amounts in thousands)
                   THREE MONTHS ENDED MARCH 31, 2002 AND 2001

                                                                                    2002               2001
                                                                                 ------------      -------------

REVENUES:
Premiums                                                                      $          296    $           271
Insurance and investment product fees                                                    269                172
Net investment income                                                                     42                276
                                                                                 ------------      -------------
    Total revenues                                                                       607                719
                                                                                 ------------      -------------

BENEFITS AND EXPENSES:
Policy benefits                                                                          306                292
Deferred acquisition cost amortization                                                   124                184
Other operating expenses                                                                 263              3,042
                                                                                 ------------      -------------
    Total benefits and expenses                                                          693              3,518
                                                                                 ------------      -------------
Income (loss) before income taxes                                                        (86)            (2,799)
Applicable income tax benefit                                                            (30)              (980)
                                                                                 ------------      -------------
NET INCOME (LOSS)                                                             $          (56)   $        (1,819)
                                                                                 ============      =============


COMPREHENSIVE INCOME:

NET INCOME (LOSS)                                                             $          (56)   $        (1,819)
Other comprehensive income (loss)                                                        (61)               155
                                                                                 ------------      -------------
COMPREHENSIVE INCOME (LOSS)                                                   $         (117)   $        (1,664)
                                                                                 ============      =============


STOCKHOLDER'S EQUITY:

STOCKHOLDER'S EQUITY BEGINNING OF PERIOD                                      $       18,350    $         16,166
Comprehensive income (loss)                                                             (117)             (1,664)
                                                                                 ------------      --------------

STOCKHOLDER'S EQUITY END OF PERIOD                                            $       18,233    $         14,502
                                                                                 ============      ==============










   The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE AND ANNUITY COMPANY
                (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
                             STATEMENT OF CASH FLOW
                             (Amounts in thousands)
                   THREE MONTHS ENDED MARCH 31, 2002 AND 2001


                                                                                 2002                2001
                                                                             -------------      -------------
OPERATING ACTIVITIES:

Net income                                                                $           (56)   $        (1,819)
Amortization of goodwill                                                                -                (24)
Deferred income taxes (benefit)                                                        95               (627)
Decrease in accrued investment income                                                 100                121
(Increase) decrease in deferred policy acquisition costs                             (908)               930
Change in other general account assets/liabilities                                    796               (347)
                                                                             -------------      -------------
CASH FOR (FROM) OPERATING ACTIVITIES                                                   27             (1,766)
                                                                             -------------      -------------

INVESTING ACTIVITIES:
Available-for-sale security sales                                                     520                503
                                                                             -------------      -------------
NET CASH FROM INVESTING ACTIVITIES                                                    520                503
                                                                             -------------      -------------

Cash and cash equivalent changes                                                      547             (1,263)
Cash and cash equivalents, beginning of year                                       12,679              6,806
                                                                             -------------      -------------

Cash and cash equivalents, end of period                                  $        13,226    $         5,543
                                                                             =============      =============












The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE AND ANNUITY COMPANY
                (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
                          NOTES TO FINANCIAL STATEMENTS


1.   DESCRIPTION OF BUSINESS

     Phoenix Life and Annuity Company offers various non-participating life insurance products. Phoenix Life and Annuity is a wholly-owned subsidiary of PM Holdings, Inc. which is a wholly-owned subsidiary of Phoenix Life Insurance Company (formerly, Phoenix Home Life Mutual Insurance Company).

     Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc., a publicly traded company. On June 25, 2001 Phoenix Home Life Mutual Insurance Company converted from a mutual life insurance company to a stock life insurance company and changed its name to Phoenix Life Insurance Company.

2.   BASIS OF PRESENTATION

     The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements.

     In the opinion of management, all adjustments (consisting only of normal recurring accruals) considered necessary for a fair statement have been included. Operating results for the three months ended March 31, 2002 are not necessarily indicative of the results that may be expected for the year ending December 31, 2002.

APPENDIX A
PERFORMANCE HISTORY
--------------------------------------------------------------------------------

THESE RATES OF RETURN SHOWN ARE NOT AN ESTIMATE NOR A GUARANTEE OF FUTURE PERFORMANCE. THE PERFORMANCE HISTORY SHOWN IS SOLELY FOR THE UNDERLYING INVESTMENT PORTFOLIOS. THEY DO NOT ILLUSTRATE HOW ACTUAL PERFORMANCE WILL AFFECT THE BENEFITS UNDER YOUR POLICY BECAUSE THEY DO NOT ACCOUNT FOR ANY OF THE CHARGES AND DEDUCTIONS THAT APPLY TO YOUR POLICY VALUE. (SEE "CHARGES AND DEDUCTIONS").

Yield of the Phoenix-Goodwin Money Market Series. We calculate the yield of the Phoenix-Goodwin Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

       Example Calculation:

       The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Series is based on the 7-day period ending December 31, 2001

       Value of hypothetical pre-existing account with exactly one
         unit at the beginning of the period:................   $1.000000
       Value of the same account (excluding capital changes) at the
         end of the 7-day period:............................    1.000337
       Calculation:
         Ending account value ...............................    1.000337
         Less beginning account value .......................    1.000000
         Net change in account value ........................    0.000337
       Base period return:
         (adjusted change/beginning account value) ..........    0.000337
       Current annual yield = return x (365/7) = ............       1.76%
       Effective annual yield = [(1 + return)365/7] - 1 = ...       1.77%

The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. IF THESE CHARGES WERE REFLECTED IN THESE RETURNS, PERFORMANCE WOULD BE SIGNIFICANTLY LOWER THAN SHOWN. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable product charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than the original cost. Withdrawals will affect the policy value and death benefit.

You may obtain a copy of the most up-to-date performance numbers for the previous month from your registered representative.

---------------------------------------------------------------------------------------------------------------------------------
                                 AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2001
---------------------------------------------------------------------------------------------------------------------------------
                                                      INCEPTION                                                  SINCE
          SERIES                                        DATE      1 YEAR     3 YEARS     5 YEARS    10 YEARS   INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 05/01/90    -24.04%     -6.09%       3.49%       6.43%      6.35%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                      09/17/96      1.02%      8.63%      -3.71%        N/A      -3.48%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                     10/29/01       N/A        N/A         N/A         N/A       6.55%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series      10/29/01       N/A        N/A         N/A         N/A       7.03%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                        12/15/99     -5.98%       N/A         N/A         N/A      -4.49%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series           08/15/00    -33.06%       N/A         N/A         N/A     -46.43%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series   05/01/95      6.62%     13.48%       7.04%        N/A      12.57%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                12/31/82    -34.57%    -11.31%       1.89%       8.05%     13.79%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series        08/15/00    -26.73%       N/A         N/A         N/A     -29.20%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series         12/15/99      5.01%       N/A         N/A         N/A      10.59%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                   10/08/82      3.82%      4.89%       4.99%       4.60%      6.11%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series      12/31/82      6.09%      6.01%       4.87%       7.83%      9.37%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                 03/02/98    -17.96%     10.48%        N/A         N/A      11.03%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series    07/14/97    -11.90%     -2.50%        N/A         N/A       5.89%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                  12/15/99      7.24%       N/A         N/A         N/A       6.69%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                           12/15/99    -23.83%       N/A         N/A         N/A     -14.99%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series             10/29/01       N/A        N/A         N/A         N/A       6.89%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                    10/29/01       N/A        N/A         N/A         N/A       4.25%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                              10/29/01       N/A        N/A         N/A         N/A       5.73%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series               03/02/98     -8.17%      0.12%        N/A         N/A       5.07%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series          09/17/84      1.87%      4.47%      10.71%      10.01%     12.04%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series         11/20/00     -6.84%       N/A         N/A         N/A      -2.51%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series        03/02/98     22.98%      8.85%        N/A         N/A       3.55%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series      11/20/00     15.76%       N/A         N/A         N/A      20.65%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                  03/02/98    -25.28%      7.37%        N/A         N/A      11.29%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                 01/29/96    -27.36%     -0.10%      11.07%        N/A      11.09%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Focus Equity Series                12/15/99    -15.09%       N/A         N/A         N/A     -11.22%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    05/05/93    -23.28%     -0.39%       6.01%        N/A      11.74%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                          05/05/93    -12.56%     -1.03%       9.69%        N/A      13.40%
---------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio             01/25/95    -15.93%      4.01%      16.27%        N/A      22.77%
---------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II      03/28/94      7.03%      5.70%       6.66%        N/A       6.28%
---------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                    03/01/94      1.38%     -1.91%       1.98%        N/A       4.97%
---------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                           11/03/97    -12.37%      0.49%        N/A         N/A       6.80%
---------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                    11/03/97    -14.44%     -9.62%        N/A         N/A      -1.04%
---------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                  11/03/97    -17.72%      0.15%        N/A         N/A       8.54%
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2              11/08/96      7.04%     11.25%      10.05%        N/A      10.47%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund --       09/27/96     -8.09%     -1.44%     -11.80%        N/A     -11.03%
Class 2
---------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund -- Class 2          05/11/92    -15.99%      0.36%       4.61%        N/A       9.52%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund -- Class 2     11/28/88     -9.95%      3.36%       6.20%       9.91%      9.82%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class 2           03/15/94     -1.30%      6.57%       8.30%        N/A       9.88%
---------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                 08/22/97    -24.69%     -7.12%        N/A         N/A      -2.14%
---------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                     10/01/97    -13.00%     -1.67%        N/A         N/A       5.32%
---------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                  11/30/99    -48.83%       N/A         N/A         N/A     -29.36%
---------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                  02/01/99    -26.61%       N/A         N/A         N/A      10.24%
---------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                        05/01/95    -21.27%      8.76%       8.08%        N/A      15.53%
---------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                         02/01/99      9.09%       N/A         N/A         N/A      17.60%
---------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                         05/01/95     11.39%      8.56%      12.47%        N/A      18.34%
---------------------------------------------------------------------------------------------------------------------------------

We may include information about series' or advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components. A series may compare its equity or bond returns to any of a number of well-known benchmarks of market performance; including, but not limited to:

The Dow Jones Industrial Average(SM)        Salomon Brothers Corporate Index         The Standard & Poor's 500 Index (S&P 500)
First Boston High Yield Index               Salomon Brothers Government Bond
                                               Index

Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

Lipper Analytical Services          Morningstar, Inc.          Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

Barrons              Consumer Reports                The New York Times
Business Week        Investor's Business Daily       Personal Investor
Changing Times       Financial Planning              Registered Representative
Forbes               Financial Services Weekly       U.S. News and World Report
Fortune              Money                           The Wall Street Journal

The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

The Dow Jones Industrial Average(SM)        Salomon Brothers Corporate Index         The S&P 500
First Boston High Yield Index               Salomon Brothers Government Bond
                                            Index

The Dow Jones Industrial Average(SM) (DJIA(SM) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting VULA at the address and telephone number on the first page of this prospectus.

APPENDIX B
GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT: Phoenix Life and Annuity Variable Universal Life Account, a separate account of PLAC.

ATTAINED AGE: The age of the insured on the birthday nearest the most recent policy anniversary.

BENEFICIARY: The person or persons specified by the policyowner as entitled to receive the death benefits under a policy.

DEBT: Outstanding loans against a policy, plus accrued interest.

GENERAL ACCOUNT: The general asset account of PLAC.

ISSUE PREMIUM: The premium payment made in connection with issuing the policy.

MONTHLY CALCULATION DAY: The first monthly calculation day is the same day as the policy date. Subsequent monthly calculation days are the same day of each month thereafter or, if such day does not fall within a given month, the last day of that month will be the monthly calculation day.

NET ASSET VALUE: The worth of one share of a series of a fund at the end of a valuation period. Net asset value is computed by adding the value of a series' holdings plus other assets, minus liabilities and then dividing the result by the number of shares outstanding.

PAYMENT DATE: The valuation date on which we receive a premium payment or loan repayment, unless it is received after the close of the New York Stock Exchange ("NYSE"), in which case it will be the next valuation date.

PLANNED ANNUAL PREMIUM: The premium amount that the policyowner agrees to pay each policy year. It must be at least equal to the minimum required premium for the face amount of insurance selected but may be no greater than the maximum premium allowed for the face amount selected.

POLICY ANNIVERSARY: Each anniversary of the policy date.

POLICY DATE: The policy date as shown on the schedule page of the policy. It is the date from which we measure policy years and policy anniversaries.

POLICY VALUE: The sum of a policy's share in the values of each subaccount of the Account plus the policy's share in the values of the Guaranteed Interest Account.

POLICY YEAR: The first policy year is the 1-year period from the policy date up to, but not including, the first policy anniversary. Each succeeding policy year is the 1-year period from the policy anniversary up to, but not including, the next policy anniversary.

SERIES: A separate investment portfolio of a fund.

SUBACCOUNTS: Accounts within the Account to which nonloaned assets under a policy are allocated.

TARGET PREMIUM: The level annual premium at which the sales load is reduced on a current basis.

VALUATION DATE: For any subaccount, each date on which we calculate the net asset value of a fund.

VALUATION PERIOD: For any subaccount, the period in days from the end of one valuation date through the next.

                                      B-1